UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22761

Investment Company Act file number

Stone Ridge Trust
(Exact name of registrant as specified in charter)

One Vanderbilt Avenue, 65th Floor

New York, New York 10017
(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC
Stone Ridge Trust

One Vanderbilt Avenue, 65th Floor

New York, New York 10017
(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

LifeX Income Fund 1948F
LFADX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Income Fund 1948F (the “Fund”) for the period of January 8, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1948F	$47*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$201,166
Number of Holdings	22
Portfolio Turnover	505%
Average Credit Quality	Aaa
Annualized Distribution Rate	7.85%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	91.2%
Treasury Money Markets	7.9%
Cash & Other	0.9%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Income Fund 1948F	PAGE 1	TSR-SAR-861728558

LifeX Income Fund 1949F
LFAFX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Income Fund 1949F (the “Fund”) for the period of January 8, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1949F	$47*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$201,126
Number of Holdings	21
Portfolio Turnover	504%
Average Credit Quality	Aaa
Annualized Distribution Rate	7.51%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	90.7%
Treasury Money Markets	8.4%
Cash & Other	0.9%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Income Fund 1949F	PAGE 1	TSR-SAR-861728541

LifeX Income Fund 1950F
LFAIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Income Fund 1950F (the “Fund”) for the period of January 8, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1950F	$47*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$201,110
Number of Holdings	20
Portfolio Turnover	511%
Average Credit Quality	Aaa
Annualized Distribution Rate	7.22%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	93.3%
Treasury Money Markets	5.8%
Cash & Other	0.9%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Income Fund 1950F	PAGE 1	TSR-SAR-861728525

LifeX Income Fund 1951F
LFAKX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Income Fund 1951F (the “Fund”) for the period of January 8, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1951F	$47*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$201,084
Number of Holdings	20
Portfolio Turnover	519%
Average Credit Quality	Aaa
Annualized Distribution Rate	6.95%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	92.8%
Treasury Money Markets	6.3%
Cash & Other	0.9%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Income Fund 1951F	PAGE 1	TSR-SAR-861728418

LifeX Income Fund 1952F
LFAMX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Income Fund 1952F (the “Fund”) for the period of January 8, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1952F	$47*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$201,091
Number of Holdings	24
Portfolio Turnover	519%
Average Credit Quality	Aaa
Annualized Distribution Rate	6.71%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	95.5%
Treasury Money Markets	3.6%
Cash & Other	0.9%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Income Fund 1952F	PAGE 1	TSR-SAR-861728459

LifeX Income Fund 1953F
LFFFX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Income Fund 1953F (the “Fund”) for the period of January 8, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1953F	$47*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$201,055
Number of Holdings	23
Portfolio Turnover	509%
Average Credit Quality	Aaa
Annualized Distribution Rate	6.49%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	93.4%
Treasury Money Markets	5.7%
Cash & Other	0.9%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Income Fund 1953F	PAGE 1	TSR-SAR-861728434

LifeX Income Fund 1954F
LFAOX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Income Fund 1954F (the “Fund”) for the period of January 8, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1954F	$47*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,930
Number of Holdings	23
Portfolio Turnover	503%
Average Credit Quality	Aaa
Annualized Distribution Rate	6.30%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	94.2%
Treasury Money Markets	4.9%
Cash & Other	0.9%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Income Fund 1954F	PAGE 1	TSR-SAR-861728335

LifeX Income Fund 1955F
LFAQX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Income Fund 1955F (the “Fund”) for the period of January 8, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1955F	$47*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$201,031
Number of Holdings	22
Portfolio Turnover	499%
Average Credit Quality	Aaa
Annualized Distribution Rate	6.12%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	94.6%
Treasury Money Markets	4.5%
Cash & Other	0.9%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Income Fund 1955F	PAGE 1	TSR-SAR-861728285

LifeX Income Fund 1956F
LFAUX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Income Fund 1956F (the “Fund”) for the period of January 8, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1956F	$47*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$201,008
Number of Holdings	20
Portfolio Turnover	482%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.95%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	94.4%
Treasury Money Markets	4.6%
Cash & Other	1.0%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Income Fund 1956F	PAGE 1	TSR-SAR-861728269

LifeX Income Fund 1957F
LFAWX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Income Fund 1957F (the “Fund”) for the period of January 8, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1957F	$47*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,933
Number of Holdings	20
Portfolio Turnover	476%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.80%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	95.4%
Treasury Money Markets	3.6%
Cash & Other	1.0%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Income Fund 1957F	PAGE 1	TSR-SAR-861728186

LifeX Income Fund 1958F
LFFWX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Income Fund 1958F (the “Fund”) for the period of January 8, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1958F	$47*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,987
Number of Holdings	21
Portfolio Turnover	463%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.66%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	96.1%
Treasury Money Markets	2.9%
Cash & Other	1.0%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Income Fund 1958F	PAGE 1	TSR-SAR-861728152

LifeX Income Fund 1959F
LFAZX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Income Fund 1959F (the “Fund”) for the period of January 8, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1959F	$47*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$201,013
Number of Holdings	22
Portfolio Turnover	459%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.52%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	98.5%
Treasury Money Markets	0.5%
Cash & Other	1.0%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Income Fund 1959F	PAGE 1	TSR-SAR-861728178

LifeX Income Fund 1960F
LFBEX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Income Fund 1960F (the “Fund”) for the period of January 8, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1960F	$47*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,968
Number of Holdings	21
Portfolio Turnover	446%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.39%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	96.3%
Treasury Money Markets	2.7%
Cash & Other	1.0%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Income Fund 1960F	PAGE 1	TSR-SAR-86172A108

LifeX Income Fund 1961F
LFBGX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Income Fund 1961F (the “Fund”) for the period of January 8, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1961F	$47*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,977
Number of Holdings	21
Portfolio Turnover	441%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.26%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	97.7%
Treasury Money Markets	1.2%
Cash & Other	1.1%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Income Fund 1961F	PAGE 1	TSR-SAR-86172A603

LifeX Income Fund 1962F
LFBJX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Income Fund 1962F (the “Fund”) for the period of January 8, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1962F	$47*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,988
Number of Holdings	19
Portfolio Turnover	439%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.14%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	97.2%
Treasury Money Markets	1.7%
Cash & Other	1.1%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Income Fund 1962F	PAGE 1	TSR-SAR-86172A801

LifeX Income Fund 1963F
LFEWX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Income Fund 1963F (the “Fund”) for the period of January 8, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1963F	$47*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,983
Number of Holdings	18
Portfolio Turnover	447%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.03%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	97.1%
Treasury Money Markets	1.8%
Cash & Other	1.1%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Income Fund 1963F	PAGE 1	TSR-SAR-86172A868

LifeX Income Fund 1963M
LFEMX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Income Fund 1963M (the “Fund”) for the period of January 8, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Income Fund 1963M	$47*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,970
Number of Holdings	21
Portfolio Turnover	445%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.22%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	96.9%
Treasury Money Markets	2.0%
Cash & Other	1.1%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Income Fund 1963M	PAGE 1	TSR-SAR-86172A850

LifeX Inflation-Protected Income Fund 1948F
LIADX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1948F (the “Fund”) for the period of January 17, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1948F	$45*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,976
Number of Holdings	15
Portfolio Turnover	252%
Average Credit Quality	Aaa
Annualized Distribution Rate	6.25%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	90.6%
Treasury Money Markets	9.0%
Cash & Other	0.4%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Inflation-Protected Income Fund 1948F	PAGE 1	TSR-SAR-861728491

LifeX Inflation-Protected Income Fund 1949F
LIAFX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1949F (the “Fund”) for the period of January 17, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1949F	$45*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,880
Number of Holdings	15
Portfolio Turnover	247%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.93%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	90.2%
Treasury Money Markets	9.3%
Cash & Other	0.5%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Inflation-Protected Income Fund 1949F	PAGE 1	TSR-SAR-861728475

LifeX Inflation-Protected Income Fund 1950F
LIAIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1950F (the “Fund”) for the period of January 17, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1950F	$45*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,772
Number of Holdings	16
Portfolio Turnover	246%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.64%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	89.9%
Treasury Money Markets	9.6%
Cash & Other	0.5%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Inflation-Protected Income Fund 1950F	PAGE 1	TSR-SAR-861728376

LifeX Inflation-Protected Income Fund 1951F
LIAKX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1951F (the “Fund”) for the period of January 17, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1951F	$45*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,736
Number of Holdings	16
Portfolio Turnover	241%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.38%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	92.7%
Treasury Money Markets	6.8%
Cash & Other	0.5%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Inflation-Protected Income Fund 1951F	PAGE 1	TSR-SAR-861728350

LifeX Inflation-Protected Income Fund 1952F
LIAMX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1952F (the “Fund”) for the period of January 17, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1952F	$45*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,691
Number of Holdings	16
Portfolio Turnover	242%
Average Credit Quality	Aaa
Annualized Distribution Rate	5.15%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	94.2%
Treasury Money Markets	5.3%
Cash & Other	0.5%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Inflation-Protected Income Fund 1952F	PAGE 1	TSR-SAR-861728293

LifeX Inflation-Protected Income Fund 1953F
LIFWX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1953F (the “Fund”) for the period of January 17, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1953F	$45*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,608
Number of Holdings	15
Portfolio Turnover	259%
Average Credit Quality	Aaa
Annualized Distribution Rate	4.93%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	93.2%
Treasury Money Markets	6.3%
Cash & Other	0.5%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Inflation-Protected Income Fund 1953F	PAGE 1	TSR-SAR-861728244

LifeX Inflation-Protected Income Fund 1954F
LIAOX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1954F (the “Fund”) for the period of January 17, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1954F	$45*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,540
Number of Holdings	15
Portfolio Turnover	255%
Average Credit Quality	Aaa
Annualized Distribution Rate	4.74%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	94.0%
Treasury Money Markets	5.5%
Cash & Other	0.5%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Inflation-Protected Income Fund 1954F	PAGE 1	TSR-SAR-861728236

LifeX Inflation-Protected Income Fund 1955F
LIAQX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1955F (the “Fund”) for the period of January 17, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1955F	$45*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,496
Number of Holdings	16
Portfolio Turnover	255%
Average Credit Quality	Aaa
Annualized Distribution Rate	4.56%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	94.4%
Treasury Money Markets	5.1%
Cash & Other	0.5%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Inflation-Protected Income Fund 1955F	PAGE 1	TSR-SAR-861728145

LifeX Inflation-Protected Income Fund 1956F
LIAUX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1956F (the “Fund”) for the period of January 17, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1956F	$45*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,472
Number of Holdings	17
Portfolio Turnover	262%
Average Credit Quality	Aaa
Annualized Distribution Rate	4.39%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	95.7%
Treasury Money Markets	3.8%
Cash & Other	0.5%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Inflation-Protected Income Fund 1956F	PAGE 1	TSR-SAR-86172A405

LifeX Inflation-Protected Income Fund 1957F
LIAWX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1957F (the “Fund”) for the period of January 17, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1957F	$45*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,433
Number of Holdings	15
Portfolio Turnover	260%
Average Credit Quality	Aaa
Annualized Distribution Rate	4.24%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	93.9%
Treasury Money Markets	5.6%
Cash & Other	0.5%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Inflation-Protected Income Fund 1957F	PAGE 1	TSR-SAR-86172A876

LifeX Inflation-Protected Income Fund 1958F
LIIFX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1958F (the “Fund”) for the period of January 17, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1958F	$45*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,460
Number of Holdings	15
Portfolio Turnover	263%
Average Credit Quality	Aaa
Annualized Distribution Rate	4.09%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	94.9%
Treasury Money Markets	4.6%
Cash & Other	0.5%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Inflation-Protected Income Fund 1958F	PAGE 1	TSR-SAR-86172A835

LifeX Inflation-Protected Income Fund 1959F
LIAZX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1959F (the “Fund”) for the period of January 17, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1959F	$45*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,510
Number of Holdings	16
Portfolio Turnover	263%
Average Credit Quality	Aaa
Annualized Distribution Rate	3.95%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	95.3%
Treasury Money Markets	4.2%
Cash & Other	0.5%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Inflation-Protected Income Fund 1959F	PAGE 1	TSR-SAR-86172A751

LifeX Inflation-Protected Income Fund 1960F
LIBEX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1960F (the “Fund”) for the period of January 17, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1960F	$45*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,496
Number of Holdings	13
Portfolio Turnover	264%
Average Credit Quality	Aaa
Annualized Distribution Rate	3.81%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	91.7%
Treasury Money Markets	7.8%
Cash & Other	0.5%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Inflation-Protected Income Fund 1960F	PAGE 1	TSR-SAR-86172A736

LifeX Inflation-Protected Income Fund 1961F
LIBGX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1961F (the “Fund”) for the period of January 17, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1961F	$45*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,352
Number of Holdings	11
Portfolio Turnover	267%
Average Credit Quality	Aaa
Annualized Distribution Rate	3.69%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	86.5%
Treasury Money Markets	13.0%
Cash & Other	0.5%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Inflation-Protected Income Fund 1961F	PAGE 1	TSR-SAR-86172A769

LifeX Inflation-Protected Income Fund 1962F
LIBJX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1962F (the “Fund”) for the period of January 17, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1962F	$45*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,257
Number of Holdings	8
Portfolio Turnover	269%
Average Credit Quality	Aaa
Annualized Distribution Rate	3.57%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	83.7%
Treasury Money Markets	15.8%
Cash & Other	0.5%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Inflation-Protected Income Fund 1962F	PAGE 1	TSR-SAR-86172A819

LifeX Inflation-Protected Income Fund 1963F
LIIWX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1963F (the “Fund”) for the period of January 17, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1963F	$45*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,173
Number of Holdings	7
Portfolio Turnover	278%
Average Credit Quality	Aaa
Annualized Distribution Rate	3.45%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	81.6%
Treasury Money Markets	17.9%
Cash & Other	0.5%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Inflation-Protected Income Fund 1963F	PAGE 1	TSR-SAR-86172A785

LifeX Inflation-Protected Income Fund 1963M
LIIMX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LifeX Inflation-Protected Income Fund 1963M (the “Fund”) for the period of January 17, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Inflation-Protected Income Fund 1963M	$45*	1.00%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$200,301
Number of Holdings	9
Portfolio Turnover	275%
Average Credit Quality	Aaa
Annualized Distribution Rate	3.64%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	84.1%
Treasury Money Markets	15.4%
Cash & Other	0.5%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management documents not be householded, please contact Stone Ridge Asset Management at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
LifeX Inflation-Protected Income Fund 1963M	PAGE 1	TSR-SAR-86172A777

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form N-CSR
(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

LIFEX INCOME FUNDS
LIFEX INFLATION-PROTECTED INCOME FUNDS
Semi-Annual Report
June 30, 2024
Unaudited

LifeX Income Fund 1948F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 91.2%
United States Treasury Note/Bond
3.00%, 07/15/2025	$2,000	$1,958
4.88%, 04/30/2026	8,000	8,013
4.13%, 02/15/2027	9,000	8,898
4.50%, 05/15/2027	3,000	2,996
1.13%, 02/29/2028	9,000	7,997
4.25%, 02/28/2029	9,000	8,961
4.63%, 04/30/2029	1,000	1,012
3.63%, 03/31/2030	10,000	9,630
4.13%, 03/31/2031	11,000	10,857
4.63%, 04/30/2031	1,000	1,016
2.75%, 08/15/2032	15,000	13,351
4.50%, 11/15/2033	8,000	8,075
4.00%, 02/15/2034	8,000	7,768
4.38%, 05/15/2034	7,000	7,003
4.50%, 02/15/2036	2,000	2,038
4.75%, 02/15/2037	30,000	31,155
1.38%, 11/15/2040	48,000	30,304
4.50%, 02/15/2044	14,000	13,738
3.38%, 11/15/2048	9,000	7,313
2.38%, 11/15/2049	2,000	1,329
TOTAL U.S. TREASURY SECURITIES (Cost $184,201)		183,412

	Shares	Value
SHORT-TERM INVESTMENTS - 7.9%
Money Market Funds - 7.9%
First American Government Obligations Fund - Class X, 5.23%(a)	7,960	$7,960
MSILF Government Portfolio - Class Institutional, 5.22%(a)	7,960	7,960
TOTAL SHORT-TERM INVESTMENTS (Cost $15,920)		15,920
TOTAL INVESTMENTS - 99.1% (Cost $200,121)		$199,332
Other Assets in Excess of Liabilities - 0.9%		1,834
TOTAL NET ASSETS - 100.0%		$201,166

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

1

LifeX Income Fund 1949F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 90.7%
United States Treasury Note/Bond
3.00%, 07/15/2025	$1,000	$979
4.88%, 04/30/2026	8,000	8,013
4.13%, 02/15/2027	9,000	8,898
1.13%, 02/29/2028	8,000	7,108
4.25%, 02/28/2029	8,000	7,966
4.63%, 04/30/2029	2,000	2,023
3.63%, 03/31/2030	10,000	9,630
4.13%, 03/31/2031	11,000	10,857
4.63%, 04/30/2031	1,000	1,016
2.75%, 08/15/2032	15,000	13,351
4.50%, 11/15/2033	8,000	8,075
4.00%, 02/15/2034	7,000	6,797
4.38%, 05/15/2034	6,000	6,002
4.50%, 02/15/2036	1,000	1,019
4.75%, 02/15/2037	31,000	32,194
1.38%, 11/15/2040	49,000	30,935
4.50%, 02/15/2044	16,000	15,701
3.38%, 11/15/2048	13,000	10,564
2.38%, 11/15/2049	2,000	1,329
TOTAL U.S. TREASURY SECURITIES (Cost $183,379)		182,457

	Shares	Value
SHORT-TERM INVESTMENTS - 8.4%
Money Market Funds - 8.4%
First American Government Obligations Fund - Class X, 5.23%(a)	8,420	$8,420
MSILF Government Portfolio - Class Institutional, 5.22%(a)	8,420	8,420
TOTAL SHORT-TERM INVESTMENTS (Cost $16,840)		16,840
TOTAL INVESTMENTS - 99.1% (Cost $200,219)		$199,297
Other Assets in Excess of Liabilities - 0.9%		1,829
TOTAL NET ASSETS - 100.0%		$201,126

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

2

LifeX Income Fund 1950F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 93.3%
United States Treasury Note/Bond
3.00%, 07/15/2025	$2,000	$1,958
4.88%, 04/30/2026	8,000	8,013
4.13%, 02/15/2027	8,000	7,909
1.13%, 02/29/2028	9,000	7,997
4.25%, 02/28/2029	7,000	6,970
4.63%, 04/30/2029	2,000	2,023
3.63%, 03/31/2030	10,000	9,630
4.13%, 03/31/2031	10,000	9,871
2.75%, 08/15/2032	13,000	11,571
4.50%, 11/15/2033	8,000	8,075
4.00%, 02/15/2034	7,000	6,797
4.38%, 05/15/2034	7,000	7,003
4.75%, 02/15/2037	33,000	34,271
1.38%, 11/15/2040	49,000	30,935
4.50%, 02/15/2044	19,000	18,645
3.38%, 11/15/2048	16,000	13,001
2.38%, 11/15/2049	3,000	1,993
4.25%, 02/15/2054	1,000	953
TOTAL U.S. TREASURY SECURITIES (Cost $187,691)		187,615

	Shares	Value
SHORT-TERM INVESTMENTS - 5.8%
Money Market Funds - 5.8%
First American Government Obligations Fund - Class X, 5.23%(a)	5,816	$5,816
MSILF Government Portfolio - Class Institutional, 5.22%(a)	5,816	5,816
TOTAL SHORT-TERM INVESTMENTS (Cost $11,632)		11,632
TOTAL INVESTMENTS - 99.1% (Cost $199,323)		$199,247
Other Assets in Excess of Liabilities - 0.9%		1,863
TOTAL NET ASSETS - 100.0%		$201,110

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

3

LifeX Income Fund 1951F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 92.8%
United States Treasury Note/Bond
3.00%, 07/15/2025	$2,000	$1,958
4.88%, 04/30/2026	9,000	9,014
4.13%, 02/15/2027	7,000	6,921
1.13%, 02/29/2028	9,000	7,997
4.25%, 02/28/2029	7,000	6,970
3.63%, 03/31/2030	8,000	7,704
4.13%, 03/31/2031	10,000	9,870
2.75%, 08/15/2032	13,000	11,571
4.50%, 11/15/2033	8,000	8,075
4.00%, 02/15/2034	7,000	6,797
4.38%, 05/15/2034	5,000	5,002
4.75%, 02/15/2037	31,000	32,194
1.38%, 11/15/2040	50,000	31,566
4.50%, 02/15/2044	21,000	20,608
3.38%, 11/15/2048	19,000	15,439
2.38%, 11/15/2049	3,000	1,993
4.25%, 02/15/2054	2,000	1,905
4.63%, 05/15/2054	1,000	1,014
TOTAL U.S. TREASURY SECURITIES (Cost $186,583)		186,598

	Shares	Value
SHORT-TERM INVESTMENTS - 6.3%
Money Market Funds - 6.3%
First American Government Obligations Fund - Class X, 5.23%(a)	6,318	$6,318
MSILF Government Portfolio - Class Institutional, 5.22%(a)	6,318	6,318
TOTAL SHORT-TERM INVESTMENTS (Cost $12,636)		12,636
TOTAL INVESTMENTS - 99.1% (Cost $199,219)		$199,234
Other Assets in Excess of Liabilities - 0.9%		1,850
TOTAL NET ASSETS - 100.0%		$201,084

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

4

LifeX Income Fund 1952F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 95.5%
United States Treasury Note/Bond
3.00%, 07/15/2025	$3,000	$2,937
4.88%, 04/30/2026	9,000	9,014
4.13%, 02/15/2027	6,000	5,932
4.50%, 05/15/2027	2,000	1,998
1.13%, 02/29/2028	6,000	5,331
4.25%, 02/28/2029	6,000	5,974
4.63%, 04/30/2029	1,000	1,012
3.63%, 03/31/2030	8,000	7,704
4.13%, 03/31/2031	9,000	8,883
4.63%, 04/30/2031	1,000	1,016
2.75%, 08/15/2032	13,000	11,571
4.50%, 11/15/2033	7,000	7,066
4.00%, 02/15/2034	6,000	5,826
4.38%, 05/15/2034	7,000	7,003
4.75%, 02/15/2037	31,000	32,194
1.38%, 11/15/2040	48,000	30,304
4.50%, 02/15/2044	23,000	22,571
3.38%, 11/15/2048	21,000	17,064
2.38%, 11/15/2049	4,000	2,657
4.75%, 11/15/2053	3,000	3,103
4.25%, 02/15/2054	2,000	1,905
4.63%, 05/15/2054	1,000	1,014
TOTAL U.S. TREASURY SECURITIES (Cost $191,189)		192,079

	Shares	Value
SHORT-TERM INVESTMENTS - 3.6%
Money Market Funds - 3.6%
First American Government Obligations Fund - Class X, 5.23%(a)	3,573	$3,573
MSILF Government Portfolio - Class Institutional, 5.22%(a)	3,573	3,573
TOTAL SHORT-TERM INVESTMENTS (Cost $7,146)		7,146
TOTAL INVESTMENTS - 99.1% (Cost $198,335)		$199,225
Other Assets in Excess of Liabilities - 0.9%		1,866
TOTAL NET ASSETS - 100.0%		$201,091

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

5

LifeX Income Fund 1953F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 93.4%
United States Treasury Note/Bond
3.00%, 07/15/2025	$2,000	$1,958
4.88%, 04/30/2026	3,000	3,005
4.13%, 02/15/2027	6,000	5,932
4.50%, 05/15/2027	2,000	1,998
1.13%, 02/29/2028	6,000	5,331
4.25%, 02/28/2029	6,000	5,974
4.63%, 04/30/2029	1,000	1,012
3.63%, 03/31/2030	8,000	7,704
4.13%, 03/31/2031	9,000	8,883
2.75%, 08/15/2032	11,000	9,791
4.50%, 11/15/2033	7,000	7,066
4.00%, 02/15/2034	6,000	5,826
4.38%, 05/15/2034	5,000	5,002
4.75%, 02/15/2037	30,000	31,155
1.38%, 11/15/2040	48,000	30,304
4.50%, 02/15/2044	25,000	24,533
3.38%, 11/15/2048	23,000	18,689
2.38%, 11/15/2049	5,000	3,321
4.75%, 11/15/2053	7,000	7,240
4.25%, 02/15/2054	1,000	953
4.63%, 05/15/2054	2,000	2,028
TOTAL U.S. TREASURY SECURITIES (Cost $187,786)		187,705

	Shares	Value
SHORT-TERM INVESTMENTS - 5.7%
Money Market Funds - 5.7%
First American Government Obligations Fund - Class X, 5.23%(a)	5,763	$5,763
MSILF Government Portfolio - Class Institutional, 5.22%(a)	5,763	5,763
TOTAL SHORT-TERM INVESTMENTS (Cost $11,526)		11,526
TOTAL INVESTMENTS - 99.1% (Cost $199,312)		$199,231
Other Assets in Excess of Liabilities - 0.9%		1,824
TOTAL NET ASSETS - 100.0%		$201,055

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

6

LifeX Income Fund 1954F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 94.2%
United States Treasury Note/Bond
3.00%, 07/15/2025	$1,000	$979
4.88%, 04/30/2026	3,000	3,005
4.13%, 02/15/2027	6,000	5,932
4.50%, 05/15/2027	2,000	1,998
1.13%, 02/29/2028	6,000	5,331
4.25%, 02/28/2029	6,000	5,974
4.63%, 04/30/2029	1,000	1,012
3.63%, 03/31/2030	5,000	4,815
4.13%, 03/31/2031	9,000	8,883
2.75%, 08/15/2032	11,000	9,791
4.50%, 11/15/2033	7,000	7,066
4.00%, 02/15/2034	6,000	5,826
4.38%, 05/15/2034	5,000	5,002
4.50%, 02/15/2036	3,000	3,057
4.75%, 02/15/2037	25,000	25,963
1.38%, 11/15/2040	53,000	33,460
4.50%, 02/15/2044	25,000	24,533
3.38%, 11/15/2048	28,000	22,752
2.38%, 11/15/2049	1,000	664
4.75%, 11/15/2053	12,000	12,411
4.25%, 02/15/2054	1,000	953
TOTAL U.S. TREASURY SECURITIES (Cost $189,781)		189,407

	Shares	Value
SHORT-TERM INVESTMENTS - 4.9%
Money Market Funds - 4.9%
First American Government Obligations Fund - Class X, 5.23%(a)	4,875	$4,875
MSILF Government Portfolio - Class Institutional, 5.22%(a)	4,875	4,875
TOTAL SHORT-TERM INVESTMENTS (Cost $9,750)		9,750
TOTAL INVESTMENTS - 99.1% (Cost $199,531)		$199,157
Other Assets in Excess of Liabilities - 0.9%		1,773
TOTAL NET ASSETS - 100.0%		$200,930

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

7

LifeX Income Fund 1955F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 94.6%
United States Treasury Note/Bond
3.00%, 07/15/2025	$2,000	$1,958
4.88%, 04/30/2026	4,000	4,006
4.13%, 02/15/2027	5,000	4,943
1.13%, 02/29/2028	6,000	5,331
4.25%, 02/28/2029	5,000	4,979
4.63%, 04/30/2029	2,000	2,023
3.63%, 03/31/2030	6,000	5,778
4.13%, 03/31/2031	8,000	7,896
2.75%, 08/15/2032	10,000	8,901
4.50%, 11/15/2033	6,000	6,056
4.00%, 02/15/2034	5,000	4,855
4.38%, 05/15/2034	5,000	5,002
4.75%, 02/15/2037	28,000	29,078
1.38%, 11/15/2040	45,000	28,410
4.50%, 02/15/2044	28,000	27,477
3.38%, 11/15/2048	27,000	21,940
2.38%, 11/15/2049	5,000	3,322
4.75%, 11/15/2053	10,000	10,343
4.25%, 02/15/2054	5,000	4,763
4.63%, 05/15/2054	3,000	3,042
TOTAL U.S. TREASURY SECURITIES (Cost $189,953)		190,103

	Shares	Value
SHORT-TERM INVESTMENTS - 4.5%
Money Market Funds - 4.5%
First American Government Obligations Fund - Class X, 5.23%(a)	4,542	$4,542
MSILF Government Portfolio - Class Institutional, 5.22%(a)	4,542	4,542
TOTAL SHORT-TERM INVESTMENTS (Cost $9,084)		9,084
TOTAL INVESTMENTS - 99.1% (Cost $199,037)		$199,187
Other Assets in Excess of Liabilities - 0.9%		1,844
TOTAL NET ASSETS - 100.0%		$201,031

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

8

LifeX Income Fund 1956F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 94.4%
United States Treasury Note/Bond
3.00%, 07/15/2025	$2,000	$1,958
4.88%, 04/30/2026	4,000	4,006
4.13%, 02/15/2027	4,000	3,954
1.13%, 02/29/2028	6,000	5,331
4.25%, 02/28/2029	5,000	4,979
3.63%, 03/31/2030	6,000	5,778
4.13%, 03/31/2031	8,000	7,896
2.75%, 08/15/2032	9,000	8,011
4.50%, 11/15/2033	6,000	6,056
4.00%, 02/15/2034	4,000	3,884
4.38%, 05/15/2034	5,000	5,002
4.75%, 02/15/2037	27,000	28,040
1.38%, 11/15/2040	43,000	27,147
4.50%, 02/15/2044	30,000	29,440
3.38%, 11/15/2048	20,000	16,252
2.38%, 11/15/2049	18,000	11,957
4.25%, 02/15/2054	19,000	18,100
4.63%, 05/15/2054	2,000	2,028
TOTAL U.S. TREASURY SECURITIES (Cost $190,254)		189,819

	Shares	Value
SHORT-TERM INVESTMENTS - 4.6%
Money Market Funds - 4.6%
First American Government Obligations Fund - Class X, 5.23%(a)	4,611	$4,611
MSILF Government Portfolio - Class Institutional, 5.22%(a)	4,611	4,611
TOTAL SHORT-TERM INVESTMENTS (Cost $9,222)		9,222
TOTAL INVESTMENTS - 99.0% (Cost $199,476)		$199,041
Other Assets in Excess of Liabilities - 1.0%		1,967
TOTAL NET ASSETS - 100.0%		$201,008

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

9

LifeX Income Fund 1957F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 95.4%
United States Treasury Note/Bond
3.00%, 07/15/2025	$1,000	$979
4.88%, 04/30/2026	4,000	4,006
4.13%, 02/15/2027	4,000	3,955
1.13%, 02/29/2028	6,000	5,331
4.25%, 02/28/2029	5,000	4,979
3.63%, 03/31/2030	5,000	4,815
4.13%, 03/31/2031	8,000	7,896
2.75%, 08/15/2032	8,000	7,121
4.50%, 11/15/2033	6,000	6,056
4.00%, 02/15/2034	4,000	3,884
4.38%, 05/15/2034	5,000	5,002
4.75%, 02/15/2037	25,000	25,963
1.38%, 11/15/2040	44,000	27,778
4.50%, 02/15/2044	29,000	28,459
3.38%, 11/15/2048	25,000	20,314
2.38%, 11/15/2049	14,000	9,300
4.25%, 02/15/2054	26,000	24,769
4.63%, 05/15/2054	1,000	1,014
TOTAL U.S. TREASURY SECURITIES (Cost $192,057)		191,621

	Shares	Value
SHORT-TERM INVESTMENTS - 3.6%
Money Market Funds - 3.6%
First American Government Obligations Fund - Class X, 5.23%(a)	3,661	$3,661
MSILF Government Portfolio - Class Institutional, 5.22%(a)	3,661	3,661
TOTAL SHORT-TERM INVESTMENTS (Cost $7,322)		7,322
TOTAL INVESTMENTS - 99.0% (Cost $199,379)		$198,943
Other Assets in Excess of Liabilities - 1.0%		1,990
TOTAL NET ASSETS - 100.0%		$200,933

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

10

LifeX Income Fund 1958F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.1%
United States Treasury Note/Bond
3.00%, 07/15/2025	$2,000	$1,958
4.88%, 04/30/2026	4,000	4,006
4.13%, 02/15/2027	4,000	3,954
1.13%, 02/29/2028	6,000	5,331
4.25%, 02/28/2029	4,000	3,983
4.63%, 04/30/2029	1,000	1,012
3.63%, 03/31/2030	6,000	5,778
4.13%, 03/31/2031	7,000	6,909
2.75%, 08/15/2032	8,000	7,121
4.50%, 11/15/2033	5,000	5,047
4.00%, 02/15/2034	4,000	3,884
4.38%, 05/15/2034	4,000	4,002
4.75%, 02/15/2037	24,000	24,924
1.38%, 11/15/2040	39,000	24,622
4.50%, 02/15/2044	31,000	30,421
3.38%, 11/15/2048	8,000	6,501
2.38%, 11/15/2049	36,000	23,915
4.25%, 02/15/2054	28,000	26,674
4.63%, 05/15/2054	3,000	3,042
TOTAL U.S. TREASURY SECURITIES (Cost $194,367)		193,084

	Shares	Value
SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 2.9%
First American Government Obligations Fund - Class X, 5.23%(a)	2,940	$2,940
MSILF Government Portfolio - Class Institutional, 5.22%(a)	2,940	2,940
TOTAL SHORT-TERM INVESTMENTS (Cost $5,880)		5,880
TOTAL INVESTMENTS - 99.0% (Cost $200,247)		$198,964
Other Assets in Excess of Liabilities - 1.0%		2,023
TOTAL NET ASSETS - 100.0%		$200,987

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

11

LifeX Income Fund 1959F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 98.5%
United States Treasury Note/Bond
3.00%, 07/15/2025	$2,000	$1,958
4.88%, 04/30/2026	5,000	5,008
4.13%, 02/15/2027	3,000	2,966
4.50%, 05/15/2027	1,000	999
1.13%, 02/29/2028	3,000	2,666
4.25%, 02/28/2029	4,000	3,983
4.63%, 04/30/2029	1,000	1,012
3.63%, 03/31/2030	4,000	3,852
4.13%, 03/31/2031	7,000	6,909
2.75%, 08/15/2032	9,000	8,011
4.50%, 11/15/2033	5,000	5,047
4.00%, 02/15/2034	3,000	2,913
4.38%, 05/15/2034	5,000	5,002
4.75%, 02/15/2037	24,000	24,924
1.38%, 11/15/2040	36,000	22,728
4.50%, 02/15/2044	31,000	30,421
3.38%, 11/15/2048	12,000	9,751
2.38%, 11/15/2049	32,000	21,257
4.25%, 02/15/2054	34,000	32,390
4.63%, 05/15/2054	6,000	6,085
TOTAL U.S. TREASURY SECURITIES (Cost $198,920)		197,882

	Shares	Value
SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 5.23%(a)	523	$523
MSILF Government Portfolio - Class Institutional, 5.22%(a)	523	523
TOTAL SHORT-TERM INVESTMENTS (Cost $1,046)		1,046
TOTAL INVESTMENTS - 99.0% (Cost $199,966)		$198,928
Other Assets in Excess of Liabilities - 1.0%		2,085
TOTAL NET ASSETS - 100.0%		$201,013

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

12

LifeX Income Fund 1960F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.3%
United States Treasury Note/Bond
4.63%, 02/28/2026	$1,000	$997
4.88%, 04/30/2026	4,000	4,006
4.13%, 02/15/2027	3,000	2,966
4.50%, 05/15/2027	1,000	999
1.13%, 02/29/2028	3,000	2,666
4.25%, 02/28/2029	3,000	2,987
4.63%, 04/30/2029	2,000	2,023
3.63%, 03/31/2030	4,000	3,852
4.13%, 03/31/2031	6,000	5,922
2.75%, 08/15/2032	7,000	6,231
4.50%, 11/15/2033	5,000	5,047
4.00%, 02/15/2034	3,000	2,913
4.38%, 05/15/2034	3,000	3,001
4.75%, 02/15/2037	22,000	22,847
1.38%, 11/15/2040	33,000	20,834
4.50%, 02/15/2044	32,000	31,402
2.38%, 11/15/2049	46,000	30,558
4.25%, 02/15/2054	40,000	38,106
4.63%, 05/15/2054	6,000	6,085
TOTAL U.S. TREASURY SECURITIES (Cost $195,302)		193,442

	Shares	Value
SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
First American Government Obligations Fund - Class X, 5.23%(a)	2,714	$2,714
MSILF Government Portfolio - Class Institutional, 5.22%(a)	2,714	2,714
TOTAL SHORT-TERM INVESTMENTS (Cost $5,428)		5,428
TOTAL INVESTMENTS - 99.0% (Cost $200,730)		$198,870
Other Assets in Excess of Liabilities - 1.0%		2,098
TOTAL NET ASSETS - 100.0%		$200,968

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

13

LifeX Income Fund 1961F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.7%
United States Treasury Note/Bond
4.63%, 02/28/2026	$3,000	$2,990
4.88%, 04/30/2026	2,000	2,003
4.13%, 02/15/2027	2,000	1,977
4.50%, 05/15/2027	2,000	1,998
1.13%, 02/29/2028	3,000	2,665
4.25%, 02/28/2029	3,000	2,987
4.63%, 04/30/2029	2,000	2,023
3.63%, 03/31/2030	4,000	3,852
4.13%, 03/31/2031	6,000	5,922
2.75%, 08/15/2032	6,000	5,340
4.50%, 11/15/2033	5,000	5,047
4.00%, 02/15/2034	3,000	2,913
4.38%, 05/15/2034	3,000	3,001
4.75%, 02/15/2037	20,000	20,770
1.38%, 11/15/2040	32,000	20,203
4.50%, 02/15/2044	30,000	29,440
2.38%, 11/15/2049	46,000	30,558
4.25%, 02/15/2054	48,000	45,728
4.63%, 05/15/2054	7,000	7,099
TOTAL U.S. TREASURY SECURITIES (Cost $198,454)		196,516

	Shares	Value
SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
First American Government Obligations Fund - Class X, 5.23%(a)	1,160	$1,160
MSILF Government Portfolio - Class Institutional, 5.22%(a)	1,160	1,160
TOTAL SHORT-TERM INVESTMENTS (Cost $2,320)		2,320
TOTAL INVESTMENTS - 98.9% (Cost $200,774)		$198,836
Other Assets in Excess of Liabilities - 1.1%		2,141
TOTAL NET ASSETS - 100.0%		$200,977

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

14

LifeX Income Fund 1962F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.2%
United States Treasury Note/Bond
4.63%, 02/28/2026	$1,000	$997
4.13%, 02/15/2027	2,000	1,977
1.13%, 02/29/2028	2,000	1,777
4.25%, 02/28/2029	3,000	2,987
4.63%, 04/30/2029	2,000	2,023
3.63%, 03/31/2030	4,000	3,852
4.13%, 03/31/2031	6,000	5,922
2.75%, 08/15/2032	6,000	5,340
4.50%, 11/15/2033	5,000	5,047
4.00%, 02/15/2034	2,000	1,942
4.38%, 05/15/2034	4,000	4,002
4.75%, 02/15/2037	19,000	19,732
1.38%, 11/15/2040	29,000	18,307
4.50%, 02/15/2044	29,000	28,459
2.38%, 11/15/2049	46,000	30,558
4.25%, 02/15/2054	56,000	53,349
4.63%, 05/15/2054	9,000	9,127
TOTAL U.S. TREASURY SECURITIES (Cost $197,365)		195,398

	Shares	Value
SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
First American Government Obligations Fund - Class X, 5.23%(a)	1,708	$1,708
MSILF Government Portfolio - Class Institutional, 5.22%(a)	1,708	1,708
TOTAL SHORT-TERM INVESTMENTS (Cost $3,416)		3,416
TOTAL INVESTMENTS - 98.9% (Cost $200,781)		$198,814
Other Assets in Excess of Liabilities - 1.1%		2,174
TOTAL NET ASSETS - 100.0%		$200,988

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

15

LifeX Income Fund 1963F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.1%
United States Treasury Note/Bond
4.88%, 04/30/2026	$1,000	$1,002
4.50%, 05/15/2027	2,000	1,998
1.13%, 02/29/2028	3,000	2,666
4.63%, 04/30/2029	2,000	2,023
3.63%, 03/31/2030	4,000	3,852
4.13%, 03/31/2031	6,000	5,922
2.75%, 08/15/2032	7,000	6,231
4.50%, 11/15/2033	4,000	4,037
4.00%, 02/15/2034	2,000	1,942
4.38%, 05/15/2034	3,000	3,001
4.75%, 02/15/2037	17,000	17,655
1.38%, 11/15/2040	27,000	17,046
4.50%, 02/15/2044	28,000	27,477
2.38%, 11/15/2049	44,000	29,229
4.25%, 02/15/2054	65,000	61,923
4.63%, 05/15/2054	9,000	9,127
TOTAL U.S. TREASURY SECURITIES (Cost $197,070)		195,131

	Shares	Value
SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
First American Government Obligations Fund - Class X, 5.23%(a)	1,831	$1,831
MSILF Government Portfolio - Class Institutional, 5.22%(a)	1,831	1,831
TOTAL SHORT-TERM INVESTMENTS (Cost $3,662)		3,662
TOTAL INVESTMENTS - 98.9% (Cost $200,732)		$198,793
Other Assets in Excess of Liabilities - 1.1%		2,190
TOTAL NET ASSETS - 100.0%		$200,983

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

16

LifeX Income Fund 1963M
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.9%
United States Treasury Note/Bond
4.63%, 02/28/2026	$2,000	$1,993
4.88%, 04/30/2026	1,000	1,002
4.13%, 02/15/2027	2,000	1,977
4.50%, 05/15/2027	1,000	999
1.13%, 02/29/2028	2,000	1,777
4.25%, 02/28/2029	3,000	2,987
4.63%, 04/30/2029	2,000	2,023
3.63%, 03/31/2030	4,000	3,852
4.13%, 03/31/2031	6,000	5,922
2.75%, 08/15/2032	6,000	5,340
4.50%, 11/15/2033	5,000	5,047
4.00%, 02/15/2034	2,000	1,942
4.38%, 05/15/2034	4,000	4,002
4.75%, 02/15/2037	20,000	20,770
1.38%, 11/15/2040	31,000	19,571
4.50%, 02/15/2044	30,000	29,440
2.38%, 11/15/2049	46,000	30,558
4.25%, 02/15/2054	51,000	48,585
4.63%, 05/15/2054	7,000	7,099
TOTAL U.S. TREASURY SECURITIES (Cost $196,862)		194,886

	Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
First American Government Obligations Fund - Class X, 5.23%(a)	1,966	$1,966
MSILF Government Portfolio - Class Institutional, 5.22%(a)	1,966	1,966
TOTAL SHORT-TERM INVESTMENTS (Cost $3,932)		3,932
TOTAL INVESTMENTS - 98.9% (Cost $200,794)		$198,818
Other Assets in Excess of Liabilities - 1.1%		2,152
TOTAL NET ASSETS - 100.0%		$200,970

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

17

LifeX Inflation-Protected Income Fund 1948F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 90.6%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$1,320	$1,277
0.38%, 01/15/2027	10,384	9,875
0.50%, 01/15/2028	7,627	7,189
2.38%, 10/15/2028	7,166	7,263
0.25%, 07/15/2029	2,452	2,253
0.13%, 01/15/2030	12,187	10,976
0.13%, 01/15/2031	6,022	5,317
0.13%, 01/15/2032	16,967	14,692
1.38%, 07/15/2033	23,745	22,431
1.75%, 01/15/2034	44,881	43,572
2.13%, 02/15/2040	33,365	33,047
0.63%, 02/15/2043	19,093	14,349
0.88%, 02/15/2047	12,989	9,758
TOTAL U.S. TREASURY SECURITIES (Cost $182,718)		181,999

	Shares	Value
SHORT-TERM INVESTMENTS - 9.0%
Money Market Funds - 9.0%
First American Government Obligations Fund - Class X, 5.23%(a)	9,049	$9,049
MSILF Government Portfolio - Class Institutional, 5.22%(a)	9,049	9,049
TOTAL SHORT-TERM INVESTMENTS (Cost $18,098)		18,098
TOTAL INVESTMENTS - 99.6% (Cost $200,816)		$200,097
Other Assets in Excess of Liabilities - 0.4%		879
TOTAL NET ASSETS - 100.0%		$200,976

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

18

LifeX Inflation-Protected Income Fund 1949F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 90.2%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$1,320	$1,277
0.38%, 01/15/2027	9,086	8,641
0.50%, 01/15/2028	1,271	1,198
2.38%, 10/15/2028	10,237	10,376
0.25%, 07/15/2029	2,452	2,253
0.13%, 01/15/2030	10,968	9,878
0.13%, 01/15/2031	7,227	6,380
0.13%, 01/15/2032	14,704	12,733
1.38%, 07/15/2033	22,713	21,456
1.75%, 01/15/2034	44,881	43,572
2.13%, 02/15/2040	34,816	34,484
0.63%, 02/15/2043	19,093	14,349
0.88%, 02/15/2047	19,484	14,637
TOTAL U.S. TREASURY SECURITIES (Cost $182,064)		181,234

	Shares	Value
SHORT-TERM INVESTMENTS - 9.3%
Money Market Funds - 9.3%
First American Government Obligations Fund - Class X, 5.23%(a)	9,370	$9,370
MSILF Government Portfolio - Class Institutional, 5.22%(a)	9,370	9,370
TOTAL SHORT-TERM INVESTMENTS (Cost $18,740)		18,740
TOTAL INVESTMENTS - 99.5% (Cost $200,804)		$199,974
Other Assets in Excess of Liabilities - 0.5%		906
TOTAL NET ASSETS - 100.0%		$200,880

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

19

LifeX Inflation-Protected Income Fund 1950F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 89.9%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$2,639	$2,553
0.38%, 01/15/2027	7,788	7,407
0.50%, 01/15/2028	3,813	3,594
2.38%, 10/15/2028	7,166	7,263
0.25%, 07/15/2029	1,226	1,126
0.13%, 01/15/2030	9,750	8,781
0.13%, 01/15/2031	4,818	4,254
0.13%, 01/15/2032	14,704	12,733
1.38%, 07/15/2033	22,713	21,456
1.75%, 01/15/2034	42,841	41,591
2.13%, 02/15/2040	36,267	35,921
0.63%, 02/15/2043	20,457	15,374
0.88%, 02/15/2047	23,380	17,564
1.50%, 02/15/2053	1,055	887
TOTAL U.S. TREASURY SECURITIES (Cost $181,457)		180,504

	Shares	Value
SHORT-TERM INVESTMENTS - 9.6%
Money Market Funds - 9.6%
First American Government Obligations Fund - Class X, 5.23%(a)	9,677	$9,677
MSILF Government Portfolio - Class Institutional, 5.22%(a)	9,677	9,677
TOTAL SHORT-TERM INVESTMENTS (Cost $19,354)		19,354
TOTAL INVESTMENTS - 99.5% (Cost $200,811)		$199,858
Other Assets in Excess of Liabilities - 0.5%		914
TOTAL NET ASSETS - 100.0%		$200,772

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

20

LifeX Inflation-Protected Income Fund 1951F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 92.7%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$2,639	$2,554
0.38%, 01/15/2027	7,788	7,407
0.50%, 01/15/2028	3,813	3,594
2.38%, 10/15/2028	7,166	7,263
0.25%, 07/15/2029	1,226	1,126
0.13%, 01/15/2030	9,750	8,781
0.13%, 01/15/2031	4,818	4,254
0.13%, 01/15/2032	14,704	12,733
1.38%, 07/15/2033	21,680	20,480
1.75%, 01/15/2034	43,861	42,581
2.13%, 02/15/2040	36,267	35,921
0.63%, 02/15/2043	20,457	15,374
0.88%, 02/15/2047	28,576	21,468
1.50%, 02/15/2053	3,164	2,660
TOTAL U.S. TREASURY SECURITIES (Cost $187,425)		186,196

	Shares	Value
SHORT-TERM INVESTMENTS - 6.8%
Money Market Funds - 6.8%
First American Government Obligations Fund - Class X, 5.23%(a)	6,810	$6,810
MSILF Government Portfolio - Class Institutional, 5.22%(a)	6,810	6,810
TOTAL SHORT-TERM INVESTMENTS (Cost $13,620)		13,620
TOTAL INVESTMENTS - 99.5% (Cost $201,045)		$199,816
Other Assets in Excess of Liabilities - 0.5%		920
TOTAL NET ASSETS - 100.0%		$200,736

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

21

LifeX Inflation-Protected Income Fund 1952F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 94.2%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$2,639	$2,553
0.38%, 01/15/2027	7,788	7,407
0.50%, 01/15/2028	2,542	2,396
2.38%, 10/15/2028	8,189	8,301
0.25%, 07/15/2029	1,226	1,126
0.13%, 01/15/2030	9,750	8,781
0.13%, 01/15/2031	4,818	4,254
0.13%, 01/15/2032	14,704	12,733
1.38%, 07/15/2033	22,713	21,456
1.75%, 01/15/2034	39,781	38,620
2.13%, 02/15/2040	37,717	37,358
0.63%, 02/15/2043	20,457	15,374
0.88%, 02/15/2047	32,473	24,395
1.50%, 02/15/2053	5,274	4,434
TOTAL U.S. TREASURY SECURITIES (Cost $190,432)		189,188

	Shares	Value
SHORT-TERM INVESTMENTS - 5.3%
Money Market Funds - 5.3%
First American Government Obligations Fund - Class X, 5.23%(a)	5,292	$5,292
MSILF Government Portfolio - Class Institutional, 5.22%(a)	5,292	5,292
TOTAL SHORT-TERM INVESTMENTS (Cost $10,584)		10,584
TOTAL INVESTMENTS - 99.5% (Cost $201,016)		$199,772
Other Assets in Excess of Liabilities - 0.5%		919
TOTAL NET ASSETS - 100.0%		$200,691

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

22

LifeX Inflation-Protected Income Fund 1953F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 93.2%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$1,320	$1,277
0.38%, 01/15/2027	7,788	7,407
0.50%, 01/15/2028	2,542	2,396
2.38%, 10/15/2028	8,189	8,301
0.13%, 01/15/2030	10,968	9,878
0.13%, 01/15/2031	3,613	3,190
0.13%, 01/15/2032	11,311	9,795
1.38%, 07/15/2033	25,810	24,381
1.75%, 01/15/2034	35,701	34,659
2.13%, 02/15/2040	36,267	35,921
0.63%, 02/15/2043	20,457	15,374
0.88%, 02/15/2047	36,369	27,322
1.50%, 02/15/2053	8,439	7,094
TOTAL U.S. TREASURY SECURITIES (Cost $188,294)		186,995

	Shares	Value
SHORT-TERM INVESTMENTS - 6.3%
Money Market Funds - 6.3%
First American Government Obligations Fund - Class X, 5.23%(a)	6,343	$6,343
MSILF Government Portfolio - Class Institutional, 5.22%(a)	6,343	6,343
TOTAL SHORT-TERM INVESTMENTS (Cost $12,686)		12,686
TOTAL INVESTMENTS - 99.5% (Cost $200,980)		$199,681
Other Assets in Excess of Liabilities - 0.5%		927
TOTAL NET ASSETS - 100.0%		$200,608

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

23

LifeX Inflation-Protected Income Fund 1954F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 94.0%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$2,639	$2,553
0.38%, 01/15/2027	6,490	6,172
0.50%, 01/15/2028	5,085	4,793
2.38%, 10/15/2028	6,142	6,226
0.13%, 01/15/2030	7,312	6,585
0.13%, 01/15/2031	3,613	3,190
0.13%, 01/15/2032	11,311	9,795
1.38%, 07/15/2033	24,778	23,406
1.75%, 01/15/2034	34,681	33,669
2.13%, 02/15/2040	36,267	35,921
0.63%, 02/15/2043	21,820	16,399
0.88%, 02/15/2047	37,668	28,298
1.50%, 02/15/2053	13,713	11,528
TOTAL U.S. TREASURY SECURITIES (Cost $189,914)		188,535

	Shares	Value
SHORT-TERM INVESTMENTS - 5.5%
Money Market Funds - 5.5%
First American Government Obligations Fund - Class X, 5.23%(a)	5,534	$5,534
MSILF Government Portfolio - Class Institutional, 5.22%(a)	5,534	5,534
TOTAL SHORT-TERM INVESTMENTS (Cost $11,068)		11,068
TOTAL INVESTMENTS - 99.5% (Cost $200,982)		$199,603
Other Assets in Excess of Liabilities - 0.5%		937
TOTAL NET ASSETS - 100.0%		$200,540

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

24

LifeX Inflation-Protected Income Fund 1955F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 94.4%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$2,639	$2,553
0.38%, 01/15/2027	7,788	7,407
0.50%, 01/15/2028	2,542	2,396
2.38%, 10/15/2028	4,095	4,151
0.25%, 07/15/2029	1,226	1,126
0.13%, 01/15/2030	7,312	6,586
0.13%, 01/15/2031	3,613	3,190
0.13%, 01/15/2032	11,311	9,795
1.38%, 07/15/2033	23,745	22,431
1.75%, 01/15/2034	32,641	31,689
2.13%, 02/15/2040	34,816	34,484
0.63%, 02/15/2043	24,548	18,448
0.88%, 02/15/2047	37,668	28,298
1.50%, 02/15/2053	20,042	16,848
TOTAL U.S. TREASURY SECURITIES (Cost $190,588)		189,402

	Shares	Value
SHORT-TERM INVESTMENTS - 5.1%
Money Market Funds - 5.1%
First American Government Obligations Fund - Class X, 5.23%(a)	5,083	$5,083
MSILF Government Portfolio - Class Institutional, 5.22%(a)	5,083	5,083
TOTAL SHORT-TERM INVESTMENTS (Cost $10,166)		10,166
TOTAL INVESTMENTS - 99.5% (Cost $200,754)		$199,568
Other Assets in Excess of Liabilities - 0.5%		928
TOTAL NET ASSETS - 100.0%		$200,496

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

25

LifeX Inflation-Protected Income Fund 1956F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 95.7%
United States Treasury Inflation Indexed Bonds
0.25%, 01/15/2025	$1,324	$1,297
0.63%, 01/15/2026	2,639	2,553
0.38%, 01/15/2027	7,788	7,407
0.50%, 01/15/2028	3,813	3,594
2.38%, 10/15/2028	3,071	3,113
0.25%, 07/15/2029	2,452	2,253
0.13%, 01/15/2030	6,093	5,488
0.13%, 01/15/2031	4,818	4,254
0.13%, 01/15/2032	9,049	7,836
1.38%, 07/15/2033	22,713	21,456
1.75%, 01/15/2034	31,621	30,698
2.13%, 02/15/2040	33,365	33,047
0.63%, 02/15/2043	25,912	19,473
0.88%, 02/15/2047	35,071	26,347
1.50%, 02/15/2053	27,425	23,055
TOTAL U.S. TREASURY SECURITIES (Cost $192,951)		191,871

	Shares	Value
SHORT-TERM INVESTMENTS - 3.8%
Money Market Funds - 3.8%
First American Government Obligations Fund - Class X, 5.23%(a)	3,837	$3,837
MSILF Government Portfolio - Class Institutional, 5.22%(a)	3,837	3,837
TOTAL SHORT-TERM INVESTMENTS (Cost $7,674)		7,674
TOTAL INVESTMENTS - 99.5% (Cost $200,625)		$199,545
Other Assets in Excess of Liabilities - 0.5%		927
TOTAL NET ASSETS - 100.0%		$200,472

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

26

LifeX Inflation-Protected Income Fund 1957F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 93.9%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$5,278	$5,107
0.38%, 01/15/2027	3,894	3,703
0.50%, 01/15/2028	1,271	1,198
2.38%, 10/15/2028	5,118	5,188
0.13%, 01/15/2030	8,531	7,683
0.13%, 01/15/2031	2,409	2,127
0.13%, 01/15/2032	9,049	7,836
1.38%, 07/15/2033	22,713	21,456
1.75%, 01/15/2034	28,561	27,727
2.13%, 02/15/2040	30,464	30,174
0.63%, 02/15/2043	30,003	22,548
0.88%, 02/15/2047	29,875	22,444
1.50%, 02/15/2053	36,919	31,036
TOTAL U.S. TREASURY SECURITIES (Cost $189,711)		188,227

	Shares	Value
SHORT-TERM INVESTMENTS - 5.6%
Money Market Funds - 5.6%
First American Government Obligations Fund - Class X, 5.23%(a)	5,632	$5,632
MSILF Government Portfolio - Class Institutional, 5.22%(a)	5,632	5,632
TOTAL SHORT-TERM INVESTMENTS (Cost $11,264)		11,264
TOTAL INVESTMENTS - 99.5% (Cost $200,975)		$199,491
Other Assets in Excess of Liabilities - 0.5%		942
TOTAL NET ASSETS - 100.0%		$200,433

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

27

LifeX Inflation-Protected Income Fund 1958F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 94.9%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$5,278	$5,107
0.38%, 01/15/2027	3,894	3,703
0.50%, 01/15/2028	1,271	1,198
2.38%, 10/15/2028	5,118	5,188
0.13%, 01/15/2030	8,531	7,683
0.13%, 01/15/2031	2,409	2,127
0.13%, 01/15/2032	9,049	7,836
1.38%, 07/15/2033	21,680	20,480
1.75%, 01/15/2034	28,561	27,727
2.13%, 02/15/2040	27,563	27,300
0.63%, 02/15/2043	34,095	25,623
0.88%, 02/15/2047	20,783	15,613
1.50%, 02/15/2053	48,522	40,791
TOTAL U.S. TREASURY SECURITIES (Cost $191,842)		190,376

	Shares	Value
SHORT-TERM INVESTMENTS - 4.6%
Money Market Funds - 4.6%
First American Government Obligations Fund - Class X, 5.23%(a)	4,568	$4,568
MSILF Government Portfolio - Class Institutional, 5.22%(a)	4,568	4,568
TOTAL SHORT-TERM INVESTMENTS (Cost $9,136)		9,136
TOTAL INVESTMENTS - 99.5% (Cost $200,978)		$199,512
Other Assets in Excess of Liabilities - 0.5%		948
TOTAL NET ASSETS - 100.0%		$200,460

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

28

LifeX Inflation-Protected Income Fund 1959F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 95.3%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$5,278	$5,107
0.38%, 01/15/2027	3,894	3,703
0.50%, 01/15/2028	1,271	1,198
2.38%, 10/15/2028	5,118	5,188
0.25%, 07/15/2029	1,226	1,126
0.13%, 01/15/2030	4,875	4,390
0.13%, 01/15/2031	2,409	2,127
0.13%, 01/15/2032	9,049	7,836
1.38%, 07/15/2033	20,648	19,505
1.75%, 01/15/2034	26,521	25,747
2.13%, 02/15/2040	24,661	24,427
0.63%, 02/15/2043	42,277	31,772
0.88%, 02/15/2047	7,793	5,855
1.50%, 02/15/2053	63,289	53,205
TOTAL U.S. TREASURY SECURITIES (Cost $192,701)		191,186

	Shares	Value
SHORT-TERM INVESTMENTS - 4.2%
Money Market Funds - 4.2%
First American Government Obligations Fund - Class X, 5.23%(a)	4,183	$4,183
MSILF Government Portfolio - Class Institutional, 5.22%(a)	4,183	4,183
TOTAL SHORT-TERM INVESTMENTS (Cost $8,366)		8,366
TOTAL INVESTMENTS - 99.5% (Cost $201,067)		$199,552
Other Assets in Excess of Liabilities - 0.5%		958
TOTAL NET ASSETS - 100.0%		$200,510

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

29

LifeX Inflation-Protected Income Fund 1960F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 91.7%
United States Treasury Inflation Indexed Bonds
0.50%, 01/15/2028	$5,085	$4,792
2.38%, 10/15/2028	1,024	1,037
0.25%, 07/15/2029	3,677	3,379
0.13%, 01/15/2030	3,656	3,293
0.13%, 01/15/2031	2,409	2,127
0.13%, 01/15/2032	9,049	7,836
1.38%, 07/15/2033	19,616	18,530
1.75%, 01/15/2034	23,461	22,776
2.13%, 02/15/2040	21,760	21,552
0.63%, 02/15/2043	45,005	33,822
1.50%, 02/15/2053	77,002	64,733
TOTAL U.S. TREASURY SECURITIES (Cost $185,908)		183,877

	Shares	Value
SHORT-TERM INVESTMENTS - 7.8%
Money Market Funds - 7.8%
First American Government Obligations Fund - Class X, 5.23%(a)	7,829	$7,829
MSILF Government Portfolio - Class Institutional, 5.22%(a)	7,829	7,829
TOTAL SHORT-TERM INVESTMENTS (Cost $15,658)		15,658
TOTAL INVESTMENTS - 99.5% (Cost $201,566)		$199,535
Other Assets in Excess of Liabilities - 0.5%		961
TOTAL NET ASSETS - 100.0%		$200,496

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

30

LifeX Inflation-Protected Income Fund 1961F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 86.5%
United States Treasury Inflation Indexed Bonds
2.38%, 10/15/2028	$1,024	$1,038
0.13%, 01/15/2030	1,219	1,097
0.13%, 01/15/2031	2,409	2,127
0.13%, 01/15/2032	4,524	3,918
1.38%, 07/15/2033	18,583	17,555
1.75%, 01/15/2034	21,421	20,796
2.13%, 02/15/2040	18,859	18,679
0.63%, 02/15/2043	42,277	31,772
1.50%, 02/15/2053	90,715	76,260
TOTAL U.S. TREASURY SECURITIES (Cost $175,489)		173,242

	Shares	Value
SHORT-TERM INVESTMENTS - 13.0%
Money Market Funds - 13.0%
First American Government Obligations Fund - Class X, 5.23%(a)	13,050	$13,050
MSILF Government Portfolio - Class Institutional, 5.22%(a)	13,050	13,050
TOTAL SHORT-TERM INVESTMENTS (Cost $26,100)		26,100
TOTAL INVESTMENTS - 99.5% (Cost $201,589)		$199,342
Other Assets in Excess of Liabilities - 0.5%		1,010
TOTAL NET ASSETS - 100.0%		$200,352

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

31

LifeX Inflation-Protected Income Fund 1962F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 83.7%
United States Treasury Inflation Indexed Bonds
0.13%, 01/15/2032	$1,131	$979
1.38%, 07/15/2033	17,551	16,579
1.75%, 01/15/2034	16,320	15,844
2.13%, 02/15/2040	15,957	15,805
0.63%, 02/15/2043	39,550	29,723
1.50%, 02/15/2053	105,482	88,675
TOTAL U.S. TREASURY SECURITIES (Cost $169,956)		167,605

	Shares	Value
SHORT-TERM INVESTMENTS - 15.8%
Money Market Funds - 15.8%
First American Government Obligations Fund - Class X, 5.23%(a)	15,811	$15,811
MSILF Government Portfolio - Class Institutional, 5.22%(a)	15,811	15,811
TOTAL SHORT-TERM INVESTMENTS (Cost $31,622)		31,622
TOTAL INVESTMENTS - 99.5% (Cost $201,578)		$199,227
Other Assets in Excess of Liabilities - 0.5%		1,030
TOTAL NET ASSETS - 100.0%		$200,257

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

32

LifeX Inflation-Protected Income Fund 1963F
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 81.6%
United States Treasury Inflation Indexed Bonds
1.38%, 07/15/2033	$14,454	$13,654
1.75%, 01/15/2034	9,180	8,912
2.13%, 02/15/2040	13,056	12,932
0.63%, 02/15/2043	35,458	26,648
1.50%, 02/15/2053	120,249	101,089
TOTAL U.S. TREASURY SECURITIES (Cost $165,659)		163,235

	Shares	Value
SHORT-TERM INVESTMENTS - 17.9%
Money Market Funds - 17.9%
First American Government Obligations Fund - Class X, 5.23%(a)	17,958	$17,958
MSILF Government Portfolio - Class Institutional, 5.22%(a)	17,958	17,958
TOTAL SHORT-TERM INVESTMENTS (Cost $35,916)		35,916
TOTAL INVESTMENTS - 99.5% (Cost $201,575)		$199,151
Other Assets in Excess of Liabilities - 0.5%		1,022
TOTAL NET ASSETS - 100.0%		$200,173

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

33

LifeX Inflation-Protected Income Fund 1963M
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 84.1%
United States Treasury Inflation Indexed Bonds
0.13%, 01/15/2031	$1,204	$1,063
0.13%, 01/15/2032	2,262	1,959
1.38%, 07/15/2033	18,583	17,555
1.75%, 01/15/2034	17,341	16,834
2.13%, 02/15/2040	18,859	18,679
0.63%, 02/15/2043	40,913	30,747
1.50%, 02/15/2053	97,043	81,581
TOTAL U.S. TREASURY SECURITIES (Cost $170,667)		168,418

	Shares	Value
SHORT-TERM INVESTMENTS - 15.4%
Money Market Funds - 15.4%
First American Government Obligations Fund - Class X, 5.23%(a)	15,430	$15,430
MSILF Government Portfolio - Class Institutional, 5.22%(a)	15,430	15,430
TOTAL SHORT-TERM INVESTMENTS (Cost $30,860)		30,860
TOTAL INVESTMENTS - 99.5% (Cost $201,527)		$199,278
Other Assets in Excess of Liabilities - 0.5%		1,023
TOTAL NET ASSETS - 100.0%		$200,301

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

34

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

	LifeX Income Fund 1948F	LifeX Income Fund 1949F	LifeX Income Fund 1950F	LifeX Income Fund 1951F	LifeX Income Fund 1952F
ASSETS:
Investments, at value	$199,332	$199,297	$199,247	$199,234	$199,225
Interest receivable	2,000	1,995	2,029	2,016	2,032
Total assets	201,332	201,292	201,276	201,250	201,257
LIABILITIES:
Payable to adviser	166	166	166	166	166
Total liabilities	166	166	166	166	166
NET ASSETS	$201,166	$201,126	$201,110	$201,084	$201,091
Net Assets Consists of:
Paid-in capital	$312,682	$312,907	$313,353	$313,894	$314,728
Total accumulated losses	(111,516)	(111,781)	(112,243)	(112,810)	(113,637)
Total net assets	$201,166	$201,126	$201,110	$201,084	$201,091
LIFEX
Net Assets	$201,166	$201,126	$201,110	$201,084	$201,091
Shares issued and outstanding(a)	15,796	15,115	14,511	13,972	13,488
Net asset value per share	$12.74	$13.31	$13.86	$14.39	$14.91
COST:
Investments, at cost	$200,121	$200,219	$199,323	$199,219	$198,335

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

35

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)(Continued)

	LifeX Income Fund 1953F	LifeX Income Fund 1954F	LifeX Income Fund 1955F	LifeX Income Fund 1956F	LifeX Income Fund 1957F
ASSETS:
Investments, at value	$199,231	$199,157	$199,187	$199,041	$198,943
Interest receivable	1,990	1,939	2,010	2,133	2,156
Total assets	201,221	201,096	201,197	201,174	201,099
LIABILITIES:
Payable to adviser	166	166	166	166	166
Total liabilities	166	166	166	166	166
NET ASSETS	$201,055	$200,930	$201,031	$201,008	$200,933
Net Assets Consists of:
Paid-in capital	$315,677	$324,984	$317,863	$319,202	$324,718
Total accumulated losses	(114,622)	(124,054)	(116,832)	(118,194)	(123,785)
Total net assets	$201,055	$200,930	$201,031	$201,008	$200,933
LIFEX
Net Assets	$201,055	$200,930	$201,031	$201,008	$200,933
Shares issued and outstanding(a)	13,052	12,656	12,299	11,968	11,658
Net asset value per share	$15.40	$15.88	$16.34	$16.80	$17.24
COST:
Investments, at cost	$199,312	$199,531	$199,037	$199,476	$199,379

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

36

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)(Continued)

	LifeX Income Fund 1958F	LifeX Income Fund 1959F	LifeX Income Fund 1960F	LifeX Income Fund 1961F	LifeX Income Fund 1962F
ASSETS:
Investments, at value	$198,964	$198,928	$198,870	$198,836	$198,814
Interest receivable	2,189	2,251	2,264	2,307	2,340
Total assets	201,153	201,179	201,134	201,143	201,154
LIABILITIES:
Payable to adviser	166	166	166	166	166
Total liabilities	166	166	166	166	166
NET ASSETS	$200,987	$201,013	$200,968	$200,977	$200,988
Net Assets Consists of:
Paid-in capital	$322,478	$324,092	$326,186	$327,978	$330,065
Total accumulated losses	(121,491)	(123,079)	(125,218)	(127,001)	(129,077)
Total net assets	$200,987	$201,013	$200,968	$200,977	$200,988
LIFEX
Net Assets	$200,987	$201,013	$200,968	$200,977	$200,988
Shares issued and outstanding(a)	11,373	11,093	10,831	10,579	10,339
Net asset value per share	$17.67	$18.12	$18.56	$19.00	$19.44
COST:
Investments, at cost	$200,247	$199,966	$200,730	$200,774	$200,781

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

37

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)(Continued)

	LifeX Income Fund 1963F	LifeX Income Fund 1963M	LifeX Inflation- Protected Income Fund 1948F	LifeX Inflation- Protected Income Fund 1949F	LifeX Inflation- Protected Income Fund 1950F
ASSETS:
Investments, at value	$198,793	$198,818	$200,097	$199,974	$199,858
Interest receivable	2,356	2,318	1,044	1,071	1,079
Total assets	201,149	201,136	201,141	201,045	200,937
LIABILITIES:
Payable to adviser	166	166	165	165	165
Total liabilities	166	166	165	165	165
NET ASSETS	$200,983	$200,970	$200,976	$200,880	$200,772
Net Assets Consists of:
Paid-in capital	$332,108	$328,646	$261,929	$260,969	$260,369
Total accumulated losses	(131,125)	(127,676)	(60,953)	(60,089)	(59,597)
Total net assets	$200,983	$200,970	$200,976	$200,880	$200,772
LIFEX
Net Assets	$200,983	$200,970	$200,976	$200,880	$200,772
Shares issued and outstanding(a)	10,108	10,482	12,570	11,913	11,328
Net asset value per share	$19.88	$19.17	$15.99	$16.86	$17.72
COST:
Investments, at cost	$200,732	$200,794	$200,816	$200,804	$200,811

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

38

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)(Continued)

	LifeX Inflation- Protected Income Fund 1951F	LifeX Inflation- Protected Income Fund 1952F	LifeX Inflation- Protected Income Fund 1953F	LifeX Inflation- Protected Income Fund 1954F	LifeX Inflation- Protected Income Fund 1955F
ASSETS:
Investments, at value	$199,816	$199,772	$199,681	$199,603	$199,568
Interest receivable	1,085	1,084	1,092	1,102	1,094
Total assets	200,901	200,856	200,773	200,705	200,662
LIABILITIES:
Payable to adviser	165	165	165	165	166
Total liabilities	165	165	165	165	166
NET ASSETS	$200,736	$200,691	$200,608	$200,540	$200,496
Net Assets Consists of:
Paid-in capital	$259,842	$259,606	$259,631	$259,655	$259,809
Total accumulated losses	(59,106)	(58,915)	(59,023)	(59,115)	(59,313)
Total net assets	$200,736	$200,691	$200,608	$200,540	$200,496
LIFEX
Net Assets	$200,736	$200,691	$200,608	$200,540	$200,496
Shares issued and outstanding(a)	10,802	10,328	9,897	9,504	9,141
Net asset value per share	$18.58	$19.43	$20.27	$21.10	$21.93
COST:
Investments, at cost	$201,045	$201,016	$200,980	$200,982	$200,754

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

39

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)(Continued)

	LifeX Inflation- Protected Income Fund 1956F	LifeX Inflation- Protected Income Fund 1957F	LifeX Inflation- Protected Income Fund 1958F	LifeX Inflation- Protected Income Fund 1959F	LifeX Inflation- Protected Income Fund 1960F
ASSETS:
Investments, at value	$199,545	$199,491	$199,512	$199,552	$199,535
Interest receivable	1,092	1,107	1,114	1,123	1,127
Total assets	200,637	200,598	200,626	200,675	200,662
LIABILITIES:
Payable to adviser	165	165	166	165	166
Total liabilities	165	165	166	165	166
NET ASSETS	$200,472	$200,433	$200,460	$200,510	$200,496
Net Assets Consists of:
Paid-in capital	$260,178	$260,907	$261,580	$262,501	$263,461
Total accumulated losses	(59,706)	(60,474)	(61,120)	(61,991)	(62,965)
Total net assets	$200,472	$200,433	$200,460	$200,510	$200,496
LIFEX
Net Assets	$200,472	$200,433	$200,460	$200,510	$200,496
Shares issued and outstanding(a)	8,804	8,489	8,193	7,913	7,646
Net asset value per share	$22.77	$23.61	$24.47	$25.34	$26.22
COST:
Investments, at cost	$200,625	$200,975	$200,978	$201,067	$201,566

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

40

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)(Continued)

	LifeX Inflation- Protected Income Fund 1961F	LifeX Inflation- Protected Income Fund 1962F	LifeX Inflation- Protected Income Fund 1963F	LifeX Inflation- Protected Income Fund 1963M
ASSETS:
Investments, at value	$199,342	$199,227	$199,151	$199,278
Interest receivable	1,176	1,196	1,187	1,188
Total assets	200,518	200,423	200,338	200,466
LIABILITIES:
Payable to adviser	166	166	165	165
Total liabilities	166	166	165	165
NET ASSETS	$200,352	$200,257	$200,173	$200,301
Net Assets Consists of:
Paid-in capital	$264,103	$264,395	$264,350	$264,250
Total accumulated losses	(63,751)	(64,138)	(64,177)	(63,949)
Total net assets	$200,352	$200,257	$200,173	$200,301
LIFEX
Net Assets	$200,352	$200,257	$200,173	$200,301
Shares issued and outstanding(a)	7,390	7,143	6,905	7,299
Net asset value per share	$27.11	$28.03	$28.99	$27.44
COST:
Investments, at cost	$201,589	$201,578	$201,575	$201,527

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

41

Statements of Operations
For the Period Ended June 30, 2024 (Unaudited)

	LifeX Income Fund 1948F	LifeX Income Fund 1949F	LifeX Income Fund 1950F	LifeX Income Fund 1951F	LifeX Income Fund 1952F
INVESTMENT INCOME:
Interest income	$ 36,348	$ 36,368	$ 36,415	$ 36,458	$ 36,483
Total investment income	36,348	36,368	36,415	36,458	36,483
EXPENSES:
Investment advisory fee	8,334	8,333	8,332	8,330	8,328
Total expenses	8,334	8,333	8,332	8,330	8,328
Net investment income	28,014	28,035	28,083	28,128	28,155
REALIZED AND UNREALIZED LOSS
Net realized loss from:
Investments	(82,096)	(84,661)	(88,160)	(90,779)	(94,231)
Net realized loss	(82,096)	(84,661)	(88,160)	(90,779)	(94,231)
Net change in unrealized appreciation/(depreciation) on:
Investments	(789)	(922)	(76)	15	890
Net change in unrealized appreciation/(depreciation)	(789)	(922)	(76)	15	890
Net realized and unrealized loss	(82,885)	(85,583)	(88,236)	(90,764)	(93,341)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(54,871)	$(57,548)	$(60,153)	$(62,636)	$(65,186)

The accompanying notes are an integral part of these financial statements.

42

Statements of Operations
For the Period Ended June 30, 2024 (Unaudited)(Continued)

	LifeX Income Fund 1953F	LifeX Income Fund 1954F	LifeX Income Fund 1955F	LifeX Income Fund 1956F	LifeX Income Fund 1957F
INVESTMENT INCOME:
Interest income	$ 36,474	$ 40,108	$ 36,495	$ 36,499	$ 38,312
Total investment income	36,474	40,108	36,495	36,499	38,312
EXPENSES:
Investment advisory fee	8,326	9,132	8,321	8,319	8,720
Total expenses	8,326	9,132	8,321	8,319	8,720
Net investment income	28,148	30,976	28,174	28,180	29,592
REALIZED AND UNREALIZED LOSS
Net realized loss from:
Investments	(95,797)	(104,112)	(100,962)	(102,940)	(108,723)
Net realized loss	(95,797)	(104,112)	(100,962)	(102,940)	(108,723)
Net change in unrealized appreciation/(depreciation) on:
Investments	(81)	(374)	150	(435)	(436)
Net change in unrealized appreciation/(depreciation)	(81)	(374)	150	(435)	(436)
Net realized and unrealized loss	(95,878)	(104,486)	(100,812)	(103,375)	(109,159)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(67,730)	$(73,510)	$(72,638)	$(75,195)	$(79,567)

The accompanying notes are an integral part of these financial statements.

43

Statements of Operations
For the Period Ended June 30, 2024 (Unaudited)(Continued)

	LifeX Income Fund 1958F	LifeX Income Fund 1959F	LifeX Income Fund 1960F	LifeX Income Fund 1961F	LifeX Income Fund 1962F
INVESTMENT INCOME:
Interest income	$ 36,483	$ 36,473	$ 36,439	$ 36,406	$ 36,384
Total investment income	36,483	36,473	36,439	36,406	36,384
EXPENSES:
Investment advisory fee	8,313	8,310	8,307	8,304	8,301
Total expenses	8,313	8,310	8,307	8,304	8,301
Net investment income	28,170	28,163	28,132	28,102	28,083
REALIZED AND UNREALIZED LOSS
Net realized loss from:
Investments	(107,532)	(110,368)	(112,612)	(115,200)	(118,103)
Net realized loss	(107,532)	(110,368)	(112,612)	(115,200)	(118,103)
Net change in unrealized depreciation on:
Investments	(1,283)	(1,038)	(1,860)	(1,938)	(1,967)
Net change in unrealized depreciation	(1,283)	(1,038)	(1,860)	(1,938)	(1,967)
Net realized and unrealized loss	(108,815)	(111,406)	(114,472)	(117,138)	(120,070)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(80,645)	$(83,243)	$(86,340)	$(89,036)	$(91,987)

The accompanying notes are an integral part of these financial statements.

44

Statements of Operations
For the Period Ended June 30, 2024 (Unaudited)(Continued)

	LifeX Income Fund 1963F	LifeX Income Fund 1963M	LifeX Inflation- Protected Income Fund 1948F	LifeX Inflation- Protected Income Fund 1949F	LifeX Inflation- Protected Income Fund 1950F
INVESTMENT INCOME:
Interest income	$ 36,370	$ 36,710	$ 48,644	$ 48,881	$ 49,129
Total investment income	36,370	36,710	48,644	48,881	49,129
EXPENSES:
Investment advisory fee	8,297	8,371	7,826	7,827	7,828
Total expenses	8,297	8,371	7,826	7,827	7,828
Net investment income	28,073	28,339	40,818	41,054	41,301
REALIZED AND UNREALIZED LOSS
Net realized loss from:
Investments	(121,010)	(116,076)	(55,100)	(56,719)	(58,456)
Net realized loss	(121,010)	(116,076)	(55,100)	(56,719)	(58,456)
Net change in unrealized depreciation on:
Investments	(1,939)	(1,976)	(719)	(830)	(953)
Net change in unrealized depreciation	(1,939)	(1,976)	(719)	(830)	(953)
Net realized and unrealized loss	(122,949)	(118,052)	(55,819)	(57,549)	(59,409)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(94,876)	$(89,713)	$(15,001)	$(16,495)	$(18,108)

The accompanying notes are an integral part of these financial statements.

45

Statements of Operations
For the Period Ended June 30, 2024 (Unaudited)(Continued)

	LifeX Inflation- Protected Income Fund 1951F	LifeX Inflation- Protected Income Fund 1952F	LifeX Inflation- Protected Income Fund 1953F	LifeX Inflation- Protected Income Fund 1954F	LifeX Inflation- Protected Income Fund 1955F
INVESTMENT INCOME:
Interest income	$49,322	$49,526	$49,692	$49,891	$50,172
Total investment income	49,322	49,526	49,692	49,891	50,172
EXPENSES:
Investment advisory fee	7,828	7,829	7,829	7,829	7,829
Total expenses	7,828	7,829	7,829	7,829	7,829
Net investment income	41,494	41,697	41,863	42,062	42,343
REALIZED AND UNREALIZED LOSS
Net realized loss from:
Investments	(59,773)	(61,483)	(63,261)	(64,898)	(66,888)
Net realized loss	(59,773)	(61,483)	(63,261)	(64,898)	(66,888)
Net change in unrealized depreciation on:
Investments	(1,229)	(1,244)	(1,299)	(1,379)	(1,186)
Net change in unrealized depreciation	(1,229)	(1,244)	(1,299)	(1,379)	(1,186)
Net realized and unrealized loss	(61,002)	(62,727)	(64,560)	(66,277)	(68,074)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,508)	$(21,030)	$(22,697)	$(24,215)	$(25,731)

The accompanying notes are an integral part of these financial statements.

46

Statements of Operations
For the Period Ended June 30, 2024 (Unaudited)(Continued)

	LifeX Inflation- Protected Income Fund 1956F	LifeX Inflation- Protected Income Fund 1957F	LifeX Inflation- Protected Income Fund 1958F	LifeX Inflation- Protected Income Fund 1959F	LifeX Inflation- Protected Income Fund 1960F
INVESTMENT INCOME:
Interest income	$50,395	$50,595	$50,711	$50,806	$50,813
Total investment income	50,395	50,595	50,711	50,806	50,813
EXPENSES:
Investment advisory fee	7,828	7,827	7,826	7,825	7,824
Total expenses	7,828	7,827	7,826	7,825	7,824
Net investment income	42,567	42,768	42,885	42,981	42,989
REALIZED AND UNREALIZED LOSS
Net realized loss from:
Investments	(68,837)	(70,547)	(72,408)	(74,356)	(75,799)
Net realized loss	(68,837)	(70,547)	(72,408)	(74,356)	(75,799)
Net change in unrealized depreciation on:
Investments	(1,080)	(1,484)	(1,466)	(1,515)	(2,031)
Net change in unrealized depreciation	(1,080)	(1,484)	(1,466)	(1,515)	(2,031)
Net realized and unrealized loss	(69,917)	(72,031)	(73,874)	(75,871)	(77,830)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(27,350)	$(29,263)	$(30,989)	$(32,890)	$(34,841)

The accompanying notes are an integral part of these financial statements.

47

Statements of Operations
For the Period Ended June 30, 2024 (Unaudited)(Continued)

	LifeX Inflation- Protected Income Fund 1961F	LifeX Inflation- Protected Income Fund 1962F	LifeX Inflation- Protected Income Fund 1963F	LifeX Inflation- Protected Income Fund 1963M
INVESTMENT INCOME:
Interest income	$50,448	$50,613	$51,050	$50,422
Total investment income	50,448	50,613	51,050	50,422
EXPENSES:
Investment advisory fee	7,823	7,823	7,824	7,824
Total expenses	7,823	7,823	7,824	7,824
Net investment income	42,625	42,790	43,226	42,598
REALIZED AND UNREALIZED LOSS
Net realized loss from:
Investments	(76,938)	(78,282)	(79,548)	(77,437)
Net realized loss	(76,938)	(78,282)	(79,548)	(77,437)
Net change in unrealized depreciation on:
Investments	(2,247)	(2,351)	(2,424)	(2,249)
Net change in unrealized depreciation	(2,247)	(2,351)	(2,424)	(2,249)
Net realized and unrealized loss	(79,185)	(80,633)	(81,972)	(79,686)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(36,560)	$(37,843)	$(38,746)	$(37,088)

The accompanying notes are an integral part of these financial statements.

48

Statements of Changes in Net Assets

	LifeX Income Fund 1948F	LifeX Income Fund 1949F	LifeX Income Fund 1950F	LifeX Income Fund 1951F
	Period ended June 30, 2024(a) (Unaudited)	Period ended June 30, 2024(a) (Unaudited)	Period ended June 30, 2024(a) (Unaudited)	Period ended June 30, 2024(a) (Unaudited)
OPERATIONS:
Net investment income	$ 28,014	$ 28,035	$ 28,083	$ 28,128
Net realized loss	(82,096)	(84,661)	(88,160)	(90,779)
Net change in unrealized appreciation/(depreciation)	(789)	(922)	(76)	15
Net decrease in net assets from operations	(54,871)	(57,548)	(60,153)	(62,636)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(56,646)	(54,233)	(52,090)	(50,174)
Total distributions to shareholders	(56,646)	(54,233)	(52,090)	(50,174)
CAPITAL TRANSACTIONS:
Subscriptions	2,543,750	2,543,750	2,543,750	2,543,750
Reinvestments	1,308	1,252	1,202	1,158
Redemptions	(2,232,375)	(2,232,095)	(2,231,599)	(2,231,014)
Net increase in net assets from capital transactions	312,683	312,907	313,353	313,894
NET INCREASE IN NET ASSETS	201,166	201,126	201,110	201,084
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$201,166	$201,126	$201,110	$201,084
SHARES TRANSACTIONS
Subscriptions	191,564	183,373	176,095	169,589
Reinvestments	102	94	86	80
Redemptions	(175,870)	(168,352)	(161,671)	(155,698)
Total increase in shares outstanding	15,796	15,115	14,510	13,971

(a)	Inception date of the Fund was January 8, 2024.
The accompanying notes are an integral part of these financial statements.

49

Statements of Changes in Net Assets(Continued)

	LifeX Income Fund 1952F	LifeX Income Fund 1953F	LifeX Income Fund 1954F	LifeX Income Fund 1955F
	Period ended June 30, 2024(a) (Unaudited)	Period ended June 30, 2024(a) (Unaudited)	Period ended June 30, 2024(a) (Unaudited)	Period ended June 30, 2024(a) (Unaudited)
OPERATIONS:
Net investment income	$28,155	$28,148	$30,976	$28,174
Net realized loss	(94,231)	(95,797)	(104,112)	(100,962)
Net change in unrealized appreciation/(depreciation)	890	(81)	(374)	150
Net decrease in net assets from operations	(65,186)	(67,730)	(73,510)	(72,638)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(48,451)	(46,891)	(50,544)	(44,194)
Total distributions to shareholders	(48,451)	(46,891)	(50,544)	(44,194)
CAPITAL TRANSACTIONS:
Subscriptions	2,543,750	2,543,750	2,793,750	2,543,750
Reinvestments	1,118	1,082	1,049	1,020
Redemptions	(2,230,140)	(2,229,156)	(2,469,815)	(2,226,907)
Net increase in net assets from capital transactions	314,728	315,676	324,984	317,863
NET INCREASE IN NET ASSETS	201,091	201,055	200,930	201,031
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$201,091	$201,055	$200,930	$201,031
SHARES TRANSACTIONS
Subscriptions	163,733	158,430	168,832	149,261
Reinvestments	75	70	66	62
Redemptions	(150,319)	(145,448)	(156,242)	(137,024)
Total increase in shares outstanding	13,489	13,052	12,656	12,299

(a)	Inception date of the Fund was January 8, 2024.
The accompanying notes are an integral part of these financial statements.

50

Statements of Changes in Net Assets(Continued)

	LifeX Income Fund 1956F	LifeX Income Fund 1957F	LifeX Income Fund 1958F	LifeX Income Fund 1959F
	Period ended June 30, 2024(a) (Unaudited)	Period ended June 30, 2024(a) (Unaudited)	Period ended June 30, 2024(a) (Unaudited)	Period ended June 30, 2024(a) (Unaudited)
OPERATIONS:
Net investment income	$28,180	$29,592	$28,170	$28,163
Net realized loss	(102,940)	(108,723)	(107,532)	(110,368)
Net change in unrealized depreciation	(435)	(436)	(1,283)	(1,038)
Net decrease in net assets from operations	(75,195)	(79,567)	(80,645)	(83,243)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(43,000)	(44,218)	(40,847)	(39,836)
Total distributions to shareholders	(43,000)	(44,218)	(40,847)	(39,836)
CAPITAL TRANSACTIONS:
Subscriptions	2,543,750	2,668,750	2,543,751	2,543,750
Reinvestments	992	967	943	920
Redemptions	(2,225,539)	(2,344,999)	(2,222,215)	(2,220,578)
Net increase in net assets from capital transactions	319,203	324,718	322,479	324,092
NET INCREASE IN NET ASSETS	201,008	200,933	200,987	201,013
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$201,008	$200,933	$200,987	$201,013
SHARES TRANSACTIONS
Subscriptions	145,200	148,411	137,873	134,432
Reinvestments	59	56	53	51
Redemptions	(133,291)	(136,809)	(126,553)	(123,389)
Total increase in shares outstanding	11,968	11,658	11,373	11,094

(a)	Inception date of the Fund was January 8, 2024.
The accompanying notes are an integral part of these financial statements.

51

Statements of Changes in Net Assets(Continued)

	LifeX Income Fund 1960F	LifeX Income Fund 1961F	LifeX Income Fund 1962F	LifeX Income Fund 1963F
	Period ended June 30, 2024(a) (Unaudited)	Period ended June 30, 2024(a) (Unaudited)	Period ended June 30, 2024(a) (Unaudited)	Period ended June 30, 2024(a) (Unaudited)
OPERATIONS:
Net investment income	$28,132	$28,102	$28,083	$28,073
Net realized loss	(112,612)	(115,200)	(118,103)	(121,010)
Net change in unrealized depreciation	(1,860)	(1,938)	(1,967)	(1,939)
Net decrease in net assets from operations	(86,340)	(89,036)	(91,987)	(94,876)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(38,879)	(37,965)	(37,091)	(36,249)
Total distributions to shareholders	(38,879)	(37,965)	(37,091)	(36,249)
CAPITAL TRANSACTIONS:
Subscriptions	2,543,750	2,543,750	2,543,750	2,543,750
Reinvestments	899	878	858	839
Redemptions	(2,218,462)	(2,216,650)	(2,214,542)	(2,212,481)
Net increase in net assets from capital transactions	326,187	327,978	330,066	332,108
NET INCREASE IN NET ASSETS	200,968	200,977	200,988	200,983
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$200,968	$200,977	$200,988	$200,983
SHARES TRANSACTIONS
Subscriptions	131,172	128,061	125,082	122,211
Reinvestments	48	46	44	42
Redemptions	(120,389)	(117,528)	(114,787)	(112,145)
Total increase in shares outstanding	10,831	10,579	10,339	10,108

(a)	Inception date of the Fund was January 8, 2024.
The accompanying notes are an integral part of these financial statements.

52

Statements of Changes in Net Assets(Continued)

	LifeX Income Fund 1963M	LifeX Inflation- Protected Income Fund 1948F	LifeX Inflation- Protected Income Fund 1949F	LifeX Inflation- Protected Income Fund 1950F
	Period ended June 30, 2024(a) (Unaudited)	Period ended June 30, 2024(b) (Unaudited)	Period ended June 30, 2024(b) (Unaudited)	Period ended June 30, 2024(b) (Unaudited)
OPERATIONS:
Net investment income	$28,339	$40,818	$41,054	$41,301
Net realized loss	(116,076)	(55,100)	(56,719)	(58,456)
Net change in unrealized depreciation	(1,976)	(719)	(830)	(953)
Net decrease in net assets from operations	(89,713)	(15,001)	(16,495)	(18,108)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(37,963)	(45,952)	(43,594)	(41,489)
Total distributions to shareholders	(37,963)	(45,952)	(43,594)	(41,489)
CAPITAL TRANSACTIONS:
Subscriptions	2,563,750	2,543,750	2,543,750	2,543,750
Reinvestments	1,208	1,042	988	940
Redemptions	(2,236,312)	(2,282,863)	(2,283,769)	(2,284,321)
Net increase in net assets from capital transactions	328,646	261,929	260,969	260,369
NET INCREASE IN NET ASSETS	200,970	200,976	200,880	200,772
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$200,970	$200,976	$200,880	$200,772
SHARES TRANSACTIONS
Subscriptions	127,916	155,839	147,824	140,665
Reinvestments	63	65	58	53
Redemptions	(117,496)	(143,334)	(135,970)	(129,390)
Total increase in shares outstanding	10,483	12,570	11,912	11,328

(a)	Inception date of the Fund was January 8, 2024.
(b)	Inception date of the Fund was January 17, 2024.
The accompanying notes are an integral part of these financial statements.

53

Statements of Changes in Net Assets(Continued)

	LifeX Inflation- Protected Income Fund 1951F	LifeX Inflation- Protected Income Fund 1952F	LifeX Inflation- Protected Income Fund 1953F	LifeX Inflation- Protected Income Fund 1954F
	Period ended June 30, 2024(a) (Unaudited)	Period ended June 30, 2024(a) (Unaudited)	Period ended June 30, 2024(a) (Unaudited)	Period ended June 30, 2024(a) (Unaudited)
OPERATIONS:
Net investment income	$41,494	$41,697	$41,863	$42,062
Net realized loss	(59,773)	(61,483)	(63,261)	(64,898)
Net change in unrealized depreciation	(1,229)	(1,244)	(1,299)	(1,379)
Net decrease in net assets from operations	(19,508)	(21,030)	(22,697)	(24,215)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(39,597)	(37,885)	(36,326)	(34,900)
Total distributions to shareholders	(39,597)	(37,885)	(36,326)	(34,900)
CAPITAL TRANSACTIONS:
Subscriptions	2,543,750	2,543,750	2,543,750	2,543,750
Reinvestments	896	857	821	789
Redemptions	(2,284,805)	(2,285,001)	(2,284,940)	(2,284,884)
Net increase in net assets from capital transactions	259,841	259,606	259,631	259,655
NET INCREASE IN NET ASSETS	200,736	200,691	200,608	200,540
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$200,736	$200,691	$200,608	$200,540
SHARES TRANSACTIONS
Subscriptions	134,231	128,406	123,101	118,251
Reinvestments	48	44	40	37
Redemptions	(123,477)	(118,122)	(113,244)	(108,784)
Total increase in shares outstanding	10,802	10,328	9,897	9,504

(a)	Inception date of the Fund was January 17, 2024.
The accompanying notes are an integral part of these financial statements.

54

Statements of Changes in Net Assets(Continued)

	LifeX Inflation- Protected Income Fund 1955F	LifeX Inflation- Protected Income Fund 1956F	LifeX Inflation- Protected Income Fund 1957F	LifeX Inflation- Protected Income Fund 1958F
	Period ended June 30, 2024(a) (Unaudited)	Period ended June 30, 2024(a) (Unaudited)	Period ended June 30, 2024(a) (Unaudited)	Period ended June 30, 2024(a) (Unaudited)
OPERATIONS:
Net investment income	$42,343	$42,567	$42,768	$42,885
Net realized loss	(66,888)	(68,837)	(70,547)	(72,408)
Net change in unrealized depreciation	(1,186)	(1,080)	(1,484)	(1,466)
Net decrease in net assets from operations	(25,731)	(27,350)	(29,263)	(30,989)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(33,582)	(32,357)	(31,210)	(30,131)
Total distributions to shareholders	(33,582)	(32,357)	(31,210)	(30,131)
CAPITAL TRANSACTIONS:
Subscriptions	2,543,750	2,543,750	2,543,750	2,543,750
Reinvestments	759	731	705	680
Redemptions	(2,284,700)	(2,284,302)	(2,283,549)	(2,282,850)
Net increase in net assets from capital transactions	259,809	260,179	260,906	261,580
NET INCREASE IN NET ASSETS	200,496	200,472	200,433	200,460
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$200,496	$200,472	$200,433	$200,460
SHARES TRANSACTIONS
Subscriptions	113,766	109,595	105,690	102,013
Reinvestments	34	32	30	28
Redemptions	(104,660)	(100,823)	(97,230)	(93,847)
Total increase in shares outstanding	9,140	8,804	8,490	8,194

(a)	Inception date of the Fund was January 17, 2024.
The accompanying notes are an integral part of these financial statements.

55

Statements of Changes in Net Assets(Continued)

	LifeX Inflation- Protected Income Fund 1959F	LifeX Inflation- Protected Income Fund 1960F	LifeX Inflation- Protected Income Fund 1961F	LifeX Inflation- Protected Income Fund 1962F
	Period ended June 30, 2024(a) (Unaudited)	Period ended June 30, 2024(a) (Unaudited)	Period ended June 30, 2024(a) (Unaudited)	Period ended June 30, 2024(a) (Unaudited)
OPERATIONS:
Net investment income	$42,981	$42,989	$42,625	$42,790
Net realized loss	(74,356)	(75,799)	(76,938)	(78,282)
Net change in unrealized depreciation	(1,515)	(2,031)	(2,247)	(2,351)
Net decrease in net assets from operations	(32,890)	(34,841)	(36,560)	(37,843)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(29,101)	(28,125)	(27,191)	(26,295)
Total distributions to shareholders	(29,101)	(28,125)	(27,191)	(26,295)
CAPITAL TRANSACTIONS:
Subscriptions	2,543,750	2,543,750	2,543,750	2,543,750
Reinvestments	657	635	614	593
Redemptions	(2,281,906)	(2,280,923)	(2,280,261)	(2,279,948)
Net increase in net assets from capital transactions	262,501	263,462	264,103	264,395
NET INCREASE IN NET ASSETS	200,510	200,496	200,352	200,257
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$200,510	$200,496	$200,352	$200,257
SHARES TRANSACTIONS
Subscriptions	98,511	95,182	92,003	88,953
Reinvestments	26	24	22	21
Redemptions	(90,625)	(87,561)	(84,636)	(81,831)
Total increase in shares outstanding	7,912	7,645	7,389	7,143

(a)	Inception date of the Fund was January 17, 2024.
The accompanying notes are an integral part of these financial statements.

56

Statements of Changes in Net Assets(Continued)

	LifeX Inflation- Protected Income Fund 1963F	LifeX Inflation- Protected Income Fund 1963M
	Period ended June 30, 2024(a) (Unaudited)	Period ended June 30, 2024(a) (Unaudited)
OPERATIONS:
Net investment income	$ 43,226	$ 42,598
Net realized loss	(79,548)	(77,437)
Net change in unrealized depreciation	(2,424)	(2,249)
Net decrease in net assets from operations	(38,746)	(37,088)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(25,432)	(26,861)
Total distributions to shareholders	(25,432)	(26,861)
CAPITAL TRANSACTIONS:
Subscriptions	2,543,750	2,543,750
Reinvestments	574	606
Redemptions	(2,279,973)	(2,280,106)
Net increase in net assets from capital transactions	264,351	264,250
NET INCREASE IN NET ASSETS	200,173	200,301
NET ASSETS:
Beginning of the period	—	—
End of the period	$200,173	$200,301
SHARES TRANSACTIONS
Subscriptions	86,018	90,877
Reinvestments	20	22
Redemptions	(79,133)	(83,601)
Total increase in shares outstanding	6,905	7,298

(a)	Inception date of the Fund was January 17, 2024.
The accompanying notes are an integral part of these financial statements.

57

Financial Highlights
LifeX Income Fund 1948F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 13.33
INVESTMENTS OPERATIONS:
Net investment income(b)	0.21
Net realized and unrealized loss on investments	(0.38)
Total from investment operations	(0.17)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$12.74
TOTAL RETURN(c)	(1.31)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	3.36%
Portfolio turnover rate(c)	505%

(a)	Inception date of the Fund was January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

58

Financial Highlights
LifeX Income Fund 1949F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 13.92
INVESTMENTS OPERATIONS:
Net investment income(b)	0.22
Net realized and unrealized loss on investments	(0.41)
Total from investment operations	(0.19)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$13.31
TOTAL RETURN(c)	(1.42)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	3.36%
Portfolio turnover rate(c)	504%

(a)	Inception date of the Fund was January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

59

Financial Highlights
LifeX Income Fund 1950F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 14.50
INVESTMENTS OPERATIONS:
Net investment income(b)	0.23
Net realized and unrealized loss on investments	(0.45)
Total from investment operations	(0.22)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$13.86
TOTAL RETURN(c)	(1.52)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	3.37%
Portfolio turnover rate(c)	511%

(a)	Inception date of the Fund was January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

60

Financial Highlights
LifeX Income Fund 1951F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 15.05
INVESTMENTS OPERATIONS:
Net investment income(b)	0.24
Net realized and unrealized loss on investments	(0.48)
Total from investment operations	(0.24)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$14.39
TOTAL RETURN(c)	(1.62)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	3.38%
Portfolio turnover rate(c)	519%

(a)	Inception date of the Fund was January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

61

Financial Highlights
LifeX Income Fund 1952F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 15.59
INVESTMENTS OPERATIONS:
Net investment income(b)	0.25
Net realized and unrealized loss on investments	(0.51)
Total from investment operations	(0.26)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$14.91
TOTAL RETURN(c)	(1.71)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	3.38%
Portfolio turnover rate(c)	519%

(a)	Inception date of the Fund was January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

62

Financial Highlights
LifeX Income Fund 1953F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 16.11
INVESTMENTS OPERATIONS:
Net investment income(b)	0.25
Net realized and unrealized loss on investments	(0.54)
Total from investment operations	(0.29)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$15.40
TOTAL RETURN(c)	(1.82)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	3.38%
Portfolio turnover rate(c)	509%

(a)	Inception date of the Fund was January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

63

Financial Highlights
LifeX Income Fund 1954F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 16.62
INVESTMENTS OPERATIONS:
Net investment income(b)	0.26
Net realized and unrealized loss on investments	(0.58)
Total from investment operations	(0.32)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$15.88
TOTAL RETURN(c)	(1.94)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	3.39%
Portfolio turnover rate(c)	503%

(a)	Inception date of the Fund was January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

64

Financial Highlights
LifeX Income Fund 1955F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 17.10
INVESTMENTS OPERATIONS:
Net investment income(b)	0.27
Net realized and unrealized loss on investments	(0.61)
Total from investment operations	(0.34)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$16.34
TOTAL RETURN(c)	(2.01)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	3.39%
Portfolio turnover rate(c)	499%

(a)	Inception date of the Fund was January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

65

Financial Highlights
LifeX Income Fund 1956F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 17.58
INVESTMENTS OPERATIONS:
Net investment income(b)	0.28
Net realized and unrealized loss on investments	(0.64)
Total from investment operations	(0.36)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$16.80
TOTAL RETURN(c)	(2.11)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	3.39%
Portfolio turnover rate(c)	482%

(a)	Inception date of the Fund was January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

66

Financial Highlights
LifeX Income Fund 1957F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 18.05
INVESTMENTS OPERATIONS:
Net investment income(b)	0.28
Net realized and unrealized loss on investments	(0.67)
Total from investment operations	(0.39)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$17.24
TOTAL RETURN(c)	(2.23)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	3.39%
Portfolio turnover rate(c)	476%

(a)	Inception date of the Fund was January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

67

Financial Highlights
LifeX Income Fund 1958F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 18.52
INVESTMENTS OPERATIONS:
Net investment income(b)	0.29
Net realized and unrealized loss on investments	(0.72)
Total from investment operations	(0.43)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$17.67
TOTAL RETURN(c)	(2.33)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	3.39%
Portfolio turnover rate(c)	463%

(a)	Inception date of the Fund was January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

68

Financial Highlights
LifeX Income Fund 1959F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 18.99
INVESTMENTS OPERATIONS:
Net investment income(b)	0.30
Net realized and unrealized loss on investments	(0.75)
Total from investment operations	(0.45)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$18.12
TOTAL RETURN(c)	(2.41)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	3.41%
Portfolio turnover rate(c)	459%

(a)	Inception date of the Fund was January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

69

Financial Highlights
LifeX Income Fund 1960F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 19.47
INVESTMENTS OPERATIONS:
Net investment income(b)	0.31
Net realized and unrealized loss on investments	(0.80)
Total from investment operations	(0.49)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$18.56
TOTAL RETURN(c)	(2.55)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	3.39%
Portfolio turnover rate(c)	446%

(a)	Inception date of the Fund was January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

70

Financial Highlights
LifeX Income Fund 1961F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 19.94
INVESTMENTS OPERATIONS:
Net investment income(b)	0.31
Net realized and unrealized loss on investments	(0.83)
Total from investment operations	(0.52)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$19.00
TOTAL RETURN(c)	(2.65)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	3.40%
Portfolio turnover rate(c)	441%

(a)	Inception date of the Fund was January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

71

Financial Highlights
LifeX Income Fund 1962F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 20.42
INVESTMENTS OPERATIONS:
Net investment income(b)	0.32
Net realized and unrealized loss on investments	(0.88)
Total from investment operations	(0.56)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$19.44
TOTAL RETURN(c)	(2.76)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	3.38%
Portfolio turnover rate(c)	439%

(a)	Inception date of the Fund was January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

72

Financial Highlights
LifeX Income Fund 1963F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 20.90
INVESTMENTS OPERATIONS:
Net investment income(b)	0.33
Net realized and unrealized loss on investments	(0.93)
Total from investment operations	(0.60)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$19.88
TOTAL RETURN(c)	(2.87)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	3.38%
Portfolio turnover rate(c)	447%

(a)	Inception date of the Fund was January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

73

Financial Highlights
LifeX Income Fund 1963M

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 20.12
INVESTMENTS OPERATIONS:
Net investment income(b)	0.32
Net realized and unrealized loss on investments	(0.85)
Total from investment operations	(0.53)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$19.17
TOTAL RETURN(c)	(2.66)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	3.39%
Portfolio turnover rate(c)	445%

(a)	Inception date of the Fund was January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

74

Financial Highlights
LifeX Inflation-Protected Income Fund 1948F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 16.35
INVESTMENTS OPERATIONS:
Net investment income(b)	0.38
Net realized and unrealized loss on investments	(0.32)
Total from investment operations	0.06
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$15.99
TOTAL RETURN(c)	0.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	5.22%
Portfolio turnover rate(c)	252%

(a)	Inception date of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

75

Financial Highlights
LifeX Inflation-Protected Income Fund 1949F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 17.24
INVESTMENTS OPERATIONS:
Net investment income(b)	0.40
Net realized and unrealized loss on investments	(0.36)
Total from investment operations	0.04
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$16.86
TOTAL RETURN(c)	0.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	5.25%
Portfolio turnover rate(c)	247%

(a)	Inception date of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

76

Financial Highlights
LifeX Inflation-Protected Income Fund 1950F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 18.11
INVESTMENTS OPERATIONS:
Net investment income(b)	0.43
Net realized and unrealized loss on investments	(0.40)
Total from investment operations	0.03
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$17.72
TOTAL RETURN(c)	0.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	5.28%
Portfolio turnover rate(c)	246%

(a)	Inception date of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

77

Financial Highlights
LifeX Inflation-Protected Income Fund 1951F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 18.98
INVESTMENTS OPERATIONS:
Net investment income(b)	0.45
Net realized and unrealized loss on investments	(0.43)
Total from investment operations	0.02
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$18.58
TOTAL RETURN(c)	0.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	5.30%
Portfolio turnover rate(c)	241%

(a)	Inception date of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

78

Financial Highlights
LifeX Inflation-Protected Income Fund 1952F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 19.84
INVESTMENTS OPERATIONS:
Net investment income(b)	0.47
Net realized and unrealized loss on investments	(0.46)
Total from investment operations	0.01
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$19.43
TOTAL RETURN(c)	0.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	5.33%
Portfolio turnover rate(c)	242%

(a)	Inception date of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

79

Financial Highlights
LifeX Inflation-Protected Income Fund 1953F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 20.70
INVESTMENTS OPERATIONS:
Net investment income(b)	0.49
Net realized and unrealized loss on investments	(0.50)
Total from investment operations	(0.01)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$20.27
TOTAL RETURN(c)	(0.04)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	5.35%
Portfolio turnover rate(c)	259%

(a)	Inception date of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

80

Financial Highlights
LifeX Inflation-Protected Income Fund 1954F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 21.54
INVESTMENTS OPERATIONS:
Net investment income(b)	0.52
Net realized and unrealized loss on investments	(0.54)
Total from investment operations	(0.02)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$21.10
TOTAL RETURN(c)	(0.12)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	5.37%
Portfolio turnover rate(c)	255%

(a)	Inception date of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

81

Financial Highlights
LifeX Inflation-Protected Income Fund 1955F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 22.39
INVESTMENTS OPERATIONS:
Net investment income(b)	0.54
Net realized and unrealized loss on investments	(0.58)
Total from investment operations	(0.04)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$21.93
TOTAL RETURN(c)	(0.18)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$200
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	5.41%
Portfolio turnover rate(c)	255%

(a)	Inception date of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

82

Financial Highlights
LifeX Inflation-Protected Income Fund 1956F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 23.25
INVESTMENTS OPERATIONS:
Net investment income(b)	0.56
Net realized and unrealized loss on investments	(0.62)
Total from investment operations	(0.06)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$22.77
TOTAL RETURN(c)	(0.24)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$200
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	5.44%
Portfolio turnover rate(c)	262%

(a)	Inception date of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

83

Financial Highlights
LifeX Inflation-Protected Income Fund 1957F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 24.11
INVESTMENTS OPERATIONS:
Net investment income(b)	0.59
Net realized and unrealized loss on investments	(0.67)
Total from investment operations	(0.08)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$23.61
TOTAL RETURN(c)	(0.32)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$200
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	5.47%
Portfolio turnover rate(c)	260%

(a)	Inception date of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

84

Financial Highlights
LifeX Inflation-Protected Income Fund 1958F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 24.97
INVESTMENTS OPERATIONS:
Net investment income(b)	0.61
Net realized and unrealized loss on investments	(0.69)
Total from investment operations	(0.08)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$24.47
TOTAL RETURN(c)	(0.36)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$200
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	5.48%
Portfolio turnover rate(c)	263%

(a)	Inception date of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

85

Financial Highlights
LifeX Inflation-Protected Income Fund 1959F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 25.86
INVESTMENTS OPERATIONS:
Net investment income(b)	0.63
Net realized and unrealized loss on investments	(0.73)
Total from investment operations	(0.10)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$25.34
TOTAL RETURN(c)	(0.40)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	5.49%
Portfolio turnover rate(c)	263%

(a)	Inception date of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

86

Financial Highlights
LifeX Inflation-Protected Income Fund 1960F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 26.77
INVESTMENTS OPERATIONS:
Net investment income(b)	0.66
Net realized and unrealized loss on investments	(0.79)
Total from investment operations	(0.13)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$26.22
TOTAL RETURN(c)	(0.47)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$200
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	5.50%
Portfolio turnover rate(c)	264%

(a)	Inception date of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

87

Financial Highlights
LifeX Inflation-Protected Income Fund 1961F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 27.69
INVESTMENTS OPERATIONS:
Net investment income(b)	0.67
Net realized and unrealized loss on investments	(0.83)
Total from investment operations	(0.16)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$27.11
TOTAL RETURN(c)	(0.58)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$200
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	5.45%
Portfolio turnover rate(c)	267%

(a)	Inception date of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

88

Financial Highlights
LifeX Inflation-Protected Income Fund 1962F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 28.64
INVESTMENTS OPERATIONS:
Net investment income(b)	0.70
Net realized and unrealized loss on investments	(0.89)
Total from investment operations	(0.19)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$28.03
TOTAL RETURN(c)	(0.66)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$200
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	5.47%
Portfolio turnover rate(c)	269%

(a)	Inception date of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

89

Financial Highlights
LifeX Inflation-Protected Income Fund 1963F

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 29.62
INVESTMENTS OPERATIONS:
Net investment income(b)	0.73
Net realized and unrealized loss on investments	(0.94)
Total from investment operations	(0.21)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$28.99
TOTAL RETURN(c)	(0.71)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$200
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	5.53%
Portfolio turnover rate(c)	278%

(a)	Inception date of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

90

Financial Highlights
LifeX Inflation-Protected Income Fund 1963M

Period Ended June 30, 2024(a) (Unaudited)
LIFEX
PER SHARE DATA:
Net asset value, beginning of period	$ 28.04
INVESTMENTS OPERATIONS:
Net investment income(b)	0.68
Net realized and unrealized loss on investments	(0.86)
Total from investment operations	(0.18)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$27.44
TOTAL RETURN(c)	(0.62)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$200
Ratio of expenses to average net assets(d)	1.00%
Ratio of net investment income to average net assets(d)	5.45%
Portfolio turnover rate(c)	275%

(a)	Inception date of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

91

NOTES TO FINANCIAL STATEMENTS June 30, 2024 (Unaudited)
1. Organization
Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing shares in multiple series, each series representing a distinct portfolio with its own investment objectives and policies. As of June 30, 2024, each of the LifeX Income Funds and each of the LifeX Inflation-Protected Income Funds (each a “Fund” as shown on Schedule A attached hereto) were a series of the Trust. The LifeX Income Funds commenced operations on January 8, 2024 and LifeX Inflation-Protected Income Funds on January 17, 2024. The Funds offer one class of shares to investors with no front-end or back-end sales. The Funds do not charge redemption fees. There are an unlimited number of authorized shares.
The LifeX Income Funds’ investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Funds’ investments. The LifeX Inflation-Protected Income Funds’ investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Funds’ investments.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by each of the Funds in the preparation of each of their financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.
(a)
Investment Valuation and Fair Value Measurement. The Board of Trustees (the “Board”) has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by each Fund (as needed), and periodically assessing and managing any material valuation risks and establishing and applying fair values methodologies subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:
Non-prime money market funds and cash sweep programs are generally valued at amortized cost, which approximates fair value.
Other debt securities, including U.S. government debt securities (which we refer to as “U.S. Government Securities”), are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.
The Funds generally expect that their investments in U.S. Government Securities will not require the use of fair valuation methodologies. In the event that market quotations are not readily available for a particular Fund asset or available market quotations, or other information are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, each Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

92

NOTES TO FINANCIAL STATEMENTS June 30, 2024 (Unaudited)(Continued)
Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by each Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 –	Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that each Fund can access at the measurement date;
Level 2 –
Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 –	Inputs: significant unobservable inputs for the asset or liability.
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.
LifeX Income Income Fund 1948F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$183,412	$ —	$183,412
Money Market Funds	15,920	—	—	15,920
Total Investments	$15,920	$183,412	$—	$199,332

LifeX Income Fund 1949F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$182,457	$—	$182,457
Money Market Funds	16,840	—	—	16,840
Total Investments	$16,840	$182,457	$—	$199,297

93

NOTES TO FINANCIAL STATEMENTS June 30, 2024 (Unaudited)(Continued)
LifeX Income Fund 1950F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$187,615	$ —	$187,615
Money Market Funds	11,632	—	—	11,632
Total Investments	$11,632	$187,615	$—	$199,247

LifeX Income Fund 1951F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$186,598	$ —	$186,598
Money Market Funds	12,636	—	—	12,636
Total Investments	$12,636	$186,598	$—	$199,234

LifeX Income Fund 1952F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$192,079	$ —	$192,079
Money Market Funds	7,146	—	—	7,146
Total Investments	$7,146	$192,079	$—	$199,225

LifeX Income Fund 1953F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$187,705	$ —	$187,705
Money Market Funds	11,526	—	—	11,526
Total Investments	$11,526	$187,705	$—	$199,231

LifeX Income Fund 1954F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$189,407	$ —	$189,407
Money Market Funds	9,750	—	—	9,750
Total Investments	$9,750	$189,407	$—	$199,157

LifeX Income Fund 1955F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$190,103	$ —	$190,103
Money Market Funds	9,084	—	—	9,084
Total Investments	$9,084	$190,103	$—	$199,187

94

NOTES TO FINANCIAL STATEMENTS June 30, 2024 (Unaudited)(Continued)
LifeX Income Fund 1956F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$189,819	$ —	$189,819
Money Market Funds	9,222	—	—	9,222
Total Investments	$9,222	$189,819	$—	$199,041

LifeX Income Fund 1957F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$191,621	$ —	$191,621
Money Market Funds	7,322	—	—	7,322
Total Investments	$7,322	$191,621	$—	$198,943

LifeX Income Fund 1958F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$193,084	$ —	$193,084
Money Market Funds	5,880	—	—	5,880
Total Investments	$5,880	$193,084	$—	$198,964

LifeX Income Fund 1959F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$197,882	$ —	$197,882
Money Market Funds	1,046	—	—	1,046
Total Investments	$1,046	$197,882	$—	$198,928

LifeX Income Fund 1960F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$193,442	$ —	$193,442
Money Market Funds	5,428	—	—	5,428
Total Investments	$5,428	$193,442	$—	$198,870

LifeX Income Fund 1961F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$196,516	$ —	$196,516
Money Market Funds	2,320	—	—	2,320
Total Investments	$2,320	$196,516	$—	$198,836

95

NOTES TO FINANCIAL STATEMENTS June 30, 2024 (Unaudited)(Continued)
LifeX Income Fund 1962F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$195,398	$ —	$195,398
Money Market Funds	3,416	—	—	3,416
Total Investments	$3,416	$195,398	$—	$198,814

LifeX Income Fund 1963F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$195,131	$ —	$195,131
Money Market Funds	3,662	—	—	3,662
Total Investments	$3,662	$195,131	$—	$198,793

LifeX Income Fund 1963M

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$194,886	$ —	$194,886
Money Market Funds	3,932	—	—	3,932
Total Investments	$3,932	$194,886	$—	$198,818

LifeX Inflation-Protected Income Fund 1948F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$181,999	$ —	$181,999
Money Market Funds	18,098	—	—	18,098
Total Investments	$18,098	$181,999	$—	$200,097

LifeX Inflation-Protected Income Fund 1949F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$181,234	$ —	$181,234
Money Market Funds	18,740	—	—	18,740
Total Investments	$18,740	$181,234	$—	$199,974

LifeX Inflation-Protected Income Fund 1950F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$180,504	$ —	$180,504
Money Market Funds	19,354	—	—	19,354
Total Investments	$19,354	$180,504	$—	$199,858

96

NOTES TO FINANCIAL STATEMENTS June 30, 2024 (Unaudited)(Continued)
LifeX Inflation-Protected Income Fund 1951F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$186,196	$ —	$186,196
Money Market Funds	13,620	—	—	13,620
Total Investments	$13,620	$186,196	$—	$199,816

LifeX Inflation-Protected Income Fund 1952F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$189,188	$ —	$189,188
Money Market Funds	10,584	—	—	10,584
Total Investments	$10,584	$189,188	$—	$199,772

LifeX Inflation-Protected Income Fund 1953F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$186,995	$ —	$186,995
Money Market Funds	12,686	—	—	12,686
Total Investments	$12,686	$186,995	$—	$199,681

LifeX Inflation-Protected Income Fund 1954F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$188,535	$ —	$188,535
Money Market Funds	11,068	—	—	11,068
Total Investments	$11,068	$188,535	$—	$199,603

LifeX Inflation-Protected Income Fund 1955F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$189,402	$ —	$189,402
Money Market Funds	10,166	—	—	10,166
Total Investments	$10,166	$189,402	$—	$199,568

LifeX Inflation-Protected Income Fund 1956F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$191,871	$ —	$191,871
Money Market Funds	7,674	—	—	7,674
Total Investments	$7,674	$191,871	$—	$199,545

97

NOTES TO FINANCIAL STATEMENTS June 30, 2024 (Unaudited)(Continued)
LifeX Inflation-Protected Income Fund 1957F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$188,227	$ —	$188,227
Money Market Funds	11,264	—	—	11,264
Total Investments	$11,264	$188,227	$—	$199,491

LifeX Inflation-Protected Income Fund 1958F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$190,376	$ —	$190,376
Money Market Funds	9,136	—	—	9,136
Total Investments	$9,136	$190,376	$—	$199,512

LifeX Inflation-Protected Income Fund 1959F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$191,186	$ —	$191,186
Money Market Funds	8,366	—	—	8,366
Total Investments	$8,366	$191,186	$—	$199,552

LifeX Inflation-Protected Income Fund 1960F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$183,877	$ —	$183,877
Money Market Funds	15,658	—	—	15,658
Total Investments	$15,658	$183,877	$—	$199,535

LifeX Inflation-Protected Income Fund 1961F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$173,242	$ —	$173,242
Money Market Funds	26,100	—	—	26,100
Total Investments	$26,100	$173,242	$—	$199,342

LifeX Inflation-Protected Income Fund 1962F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$167,605	$ —	$167,605
Money Market Funds	31,622	—	—	31,622
Total Investments	$31,622	$167,605	$—	$199,227

98

NOTES TO FINANCIAL STATEMENTS June 30, 2024 (Unaudited)(Continued)
LifeX Inflation-Protected Income Fund 1963F

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$163,235	$ —	$163,235
Money Market Funds	35,916	—	—	35,916
Total Investments	$35,916	$163,235	$—	$199,151

LifeX Inflation-Protected Income Fund 1963M

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$168,418	$ —	$168,418
Money Market Funds	30,860	—	—	30,860
Total Investments	$30,860	$168,418	$—	$199,278

Refer to the Schedule of Investments for additional information.
(b)
Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(c)
Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expects any risk of loss to be remote.

(d)
Federal Income Taxes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As RICs, the Funds would not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(e)
Distributions to Shareholders. The Funds intend to make distributions monthly, for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Funds’ intended distributions are expected to constitute capital gains.

(f)
Foreign Securities and Currency Transactions. The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

99

NOTES TO FINANCIAL STATEMENTS June 30, 2024 (Unaudited)(Continued)
(g)
Market Volatility. The value of the securities in the Funds may go up or down in response to market and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and its investments, including hampering the ability of the Adviser to invest the Funds’ assets as intended.

(h)
Large Shareholder Risk. The risk that certain account holders, including an Adviser or funds or accounts over which an Adviser (or related parties of an Adviser) has investment discretion, may from time to time own or control a significant percentage of a Fund’s shares. The Funds are subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by an Adviser (or related parties of an Adviser), will adversely affect a Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of a Fund’s portfolio, increase a Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, Stone Ridge Ventures LLC owned 100% of each of Funds.
3. Agreements
(a)
Investment Management Agreement. The Adviser is the Funds’ investment adviser and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds.

As compensation for its services, the Adviser is paid by the Funds a fee, computed daily and paid monthly in arrears at an annual rate of 1.00% of each Funds’ average daily net assets.
The Adviser bears all expenses of the Funds.
4. Service Providers
(a)
Custodian, Administrator, and Transfer Agent. The custodian to the Funds is U.S. Bank, N.A. The administrator and transfer agent to the Funds is U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services), an affiliate of U.S. Bank, N.A.

(b)	Distributor. Foreside Global Services, LLC (the “Distributor”), serves as the Funds’ distributor.
5. Investment Transactions
The below table represents the investment transactions for the period ended June 30, 2024.

	LifeX Income Fund 1948F	LifeX Income Fund 1949F	LifeX Income Fund 1950F	LifeX Income Fund 1951F	LifeX Income Fund 1952F	LifeX Income Fund 1953F
Non U.S. Government
Purchases	$—	$—	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—	$—
U.S. Government
Purchases	$7,432,610	$7,424,566	$7,546,774	$7,661,998	$7,712,772	$7,561,445
Sales	$7,169,296	$7,159,601	$7,273,973	$7,387,632	$7,430,306	$7,280,894

100

NOTES TO FINANCIAL STATEMENTS June 30, 2024 (Unaudited)(Continued)

	LifeX Income Fund 1954F	LifeX Income Fund 1955F	LifeX Income Fund 1956F	LifeX Income Fund 1957F	LifeX Income Fund 1958F	LifeX Income Fund 1959F
Non U.S. Government
Purchases	$—	$—	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—	$—
U.S. Government
Purchases	$8,288,525	$7,466,728	$7,231,704	$7,531,426	$6,978,451	$6,943,722
Sales	$7,998,070	$7,178,767	$6,941,433	$7,233,642	$6,679,293	$6,637,008

	LifeX Income Fund 1960F	LifeX Income Fund 1961F	LifeX Income Fund 1962F	LifeX Income Fund 1963F	LifeX Income Fund 1963M
Non U.S. Government
Purchases	$—	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—
U.S. Government
Purchases	$6,761,707	$6,712,786	$6,690,655	$6,801,672	$6,821,619
Sales	$6,456,226	$6,401,322	$6,377,258	$6,485,483	$6,510,833

	LifeX Inflation- Protected Income Fund 1948F	LifeX Inflation- Protected Income Fund 1949F	LifeX Inflation- Protected Income Fund 1950F	LifeX Inflation- Protected Income Fund 1951F	LifeX Inflation- Protected Income Fund 1952F	LifeX Inflation- Protected Income Fund 1953F
Non U.S. Government
Purchases	$—	$—	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—	$—
U.S. Government
Purchases	$4,119,283	$4,049,122	$4,031,629	$3,983,967	$4,001,237	$4,228,772
Sales	$3,918,799	$3,847,885	$3,829,494	$3,774,617	$3,787,304	$4,015,080

	LifeX Inflation- Protected Income Fund 1954F	LifeX Inflation- Protected Income Fund 1955F	LifeX Inflation- Protected Income Fund 1956F	LifeX Inflation- Protected Income Fund 1957F	LifeX Inflation- Protected Income Fund 1958F	LifeX Inflation- Protected Income Fund 1959F
Non U.S. Government
Purchases	$—	$—	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—	$—
U.S. Government
Purchases	$4,177,638	$4,164,027	$4,291,830	$4,248,365	$4,284,469	$4,282,441
Sales	$3,960,781	$3,944,679	$4,068,296	$4,026,462	$4,058,611	$4,053,706

	LifeX Inflation- Protected Income Fund 1960F	LifeX Inflation- Protected Income Fund 1961F	LifeX Inflation- Protected Income Fund 1962F	LifeX Inflation- Protected Income Fund 1963F	LifeX Inflation- Protected Income Fund 1963M
Non U.S. Government
Purchases	$—	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—
U.S. Government
Purchases	$4,234,580	$4,103,014	$3,989,166	$3,920,608	$4,145,622
Sales	$4,010,651	$3,886,624	$3,775,876	$3,709,896	$3,932,799

101

NOTES TO FINANCIAL STATEMENTS June 30, 2024 (Unaudited)(Continued)
Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.
6. Capital Share Transactions

PERIOD ENDED JUNE 30, 2024	LifeX Income Fund 1948F	LifeX Income Fund 1949F	LifeX Income Fund 1950F	LifeX Income Fund 1951F	LifeX Income Fund 1952F	LifeX Income Fund 1953F
Shares sold	191,564	183,373	176,096	169,590	163,732	158,430
Shares issued to holders in reinvestment of dividends	102	94	86	80	75	70
Shares redeemed	(175,870)	(168,352)	(161,671)	(155,698)	(150,319)	(145,448)
Net increase in shares	15,796	15,115	14,511	13,972	13,488	13,052
Shares outstanding:
Beginning of period	—	—	—	—	—	—
End of period	15,796	15,115	14,511	13,972	13,488	13,052

	LifeX Income Fund 1954F	LifeX Income Fund 1955F	LifeX Income Fund 1956F	LifeX Income Fund 1957F	LifeX Income Fund 1958F	LifeX Income Fund 1959F
Shares sold	168,832	149,261	145,200	148,411	137,873	134,431
Shares issued to holders in reinvestment of dividends	66	62	59	56	53	51
Shares redeemed	(156,242)	(137,024)	(133,291)	(136,809)	(126,553)	(123,389)
Net increase in shares	12,656	12,299	11,968	11,658	11,373	11,093
Shares outstanding:
Beginning of period	—	—	—	—	—	—
End of period	12,656	12,299	11,968	11,658	11,373	11,093

	LifeX Income Fund 1960F	LifeX Income Fund 1961F	LifeX Income Fund 1962F	LifeX Income Fund 1963F	LifeX Income Fund 1963M
Shares sold	131,172	128,061	125,082	122,211	127,915
Shares issued to holders in reinvestment of dividends	48	46	44	42	63
Shares redeemed	(120,389)	(117,528)	(114,787)	(112,145)	(117,496)
Net increase in shares	10,831	10,579	10,339	10,108	10,482
Shares outstanding:
Beginning of period	—	—	—	—	—
End of period	10,831	10,579	10,339	10,108	10,482

102

NOTES TO FINANCIAL STATEMENTS June 30, 2024 (Unaudited)(Continued)

	LifeX Inflation- Protected Income Fund 1948F	LifeX Inflation- Protected Income Fund 1949F	LifeX Inflation- Protected Income Fund 1950F	LifeX Inflation- Protected Income Fund 1951F	LifeX Inflation- Protected Income Fund 1952F	LifeX Inflation- Protected Income Fund 1953F
Shares sold	155,839	147,825	140,665	134,231	128,406	123,101
Shares issued to holders in reinvestment of dividends	65	58	53	48	44	40
Shares redeemed	(143,334)	(135,970)	(129,390)	(123,477)	(118,122)	(113,244)
Net increase in shares	12,570	11,913	11,328	10,802	10,328	9,897
Shares outstanding:
Beginning of period	—	—	—	—	—	—
End of period	12,570	11,913	11,328	10,802	10,328	9,897

	LifeX Inflation- Protected Income Fund 1954F	LifeX Inflation- Protected Income Fund 1955F	LifeX Inflation- Protected Income Fund 1956F	LifeX Inflation- Protected Income Fund 1957F	LifeX Inflation- Protected Income Fund 1958F	LifeX Inflation- Protected Income Fund 1959F
Shares sold	118,251	113,767	109,595	105,689	102,012	98,512
Shares issued to holders in reinvestment of dividends	37	34	32	30	28	26
Shares redeemed	(108,784)	(104,660)	(100,823)	(97,230)	(93,847)	(90,625)
Net increase in shares	9,504	9,141	8,804	8,489	8,193	7,913
Shares outstanding:
Beginning of period	—	—	—	—	—	—
End of period	9,504	9,141	8,804	8,489	8,193	7,913

	LifeX Inflation- Protected Income Fund 1960F	LifeX Inflation- Protected Income Fund 1961F	LifeX Inflation- Protected Income Fund 1962F	LifeX Inflation- Protected Income Fund 1963F	LifeX Inflation- Protected Income Fund 1963M
Shares sold	95,183	92,004	88,953	86,018	90,878
Shares issued to holders in reinvestment of dividends	24	22	21	20	22
Shares redeemed	(87,561)	(84,636)	(81,831)	(79,133)	(83,601)
Net increase in shares	7,646	7,390	7,143	6,905	7,299
Shares outstanding:
Beginning of period	—	—	—	—	—
End of period	7,646	7,390	7,143	6,905	7,299

7. Subsequent Events Evaluation
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments, other than those included below.
On July 17, 2024, the Board of Trustees of the Trust approved a reorganization plan for conversion of the Funds, except for LifeX Income Fund 1963M and LifeX Inflation-Protected Income Fund 1963M, into exchange traded funds in early to mid-September 2024.
As of August 6, 2024, the Adviser is temporarily waiving the annual rate of 0.50% of expenses, calculated by each Fund’s daily net assets, computed daily and paid monthly in arrears.

103

Schedule A

LifeX Income Funds
LifeX Income Fund 1948F
LifeX Income Fund 1949F
LifeX Income Fund 1950F
LifeX Income Fund 1951F
LifeX Income Fund 1952F
LifeX Income Fund 1953F
LifeX Income Fund 1954F
LifeX Income Fund 1955F
LifeX Income Fund 1956F
LifeX Income Fund 1957F
LifeX Income Fund 1958F
LifeX Income Fund 1959F
LifeX Income Fund 1960F
LifeX Income Fund 1961F
LifeX Income Fund 1962F
LifeX Income Fund 1963F
LifeX Income Fund 1963M
LifeX Inflation-Protected Income Funds
LifeX Inflation-Protected Income Fund 1948F
LifeX Inflation-Protected Income Fund 1949F
LifeX Inflation-Protected Income Fund 1950F
LifeX Inflation-Protected Income Fund 1951F
LifeX Inflation-Protected Income Fund 1952F
LifeX Inflation-Protected Income Fund 1953F
LifeX Inflation-Protected Income Fund 1954F
LifeX Inflation-Protected Income Fund 1955F
LifeX Inflation-Protected Income Fund 1956F
LifeX Inflation-Protected Income Fund 1957F
LifeX Inflation-Protected Income Fund 1958F
LifeX Inflation-Protected Income Fund 1959F
LifeX Inflation-Protected Income Fund 1960F
LifeX Inflation-Protected Income Fund 1961F
LifeX Inflation-Protected Income Fund 1962F
LifeX Inflation-Protected Income Fund 1963F
LifeX Inflation-Protected Income Fund 1963M

104

Additional Information (Unaudited)
1. Availability of Quarterly Portfolio Holdings Schedules
The Funds are required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s filings on Part F of Form N-PORT are available without charge on the SEC’s website, www.sec.gov, or upon request, by calling 1.855.609.3680.
2. Proxy Voting Policies and Procedures and Proxy Voting Record
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

105

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for semi-annual reports.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s President and Treasurer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	9/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	9/6/2024

By (Signature and Title)*	/s/ Maura Keselowsky
Maura Keselowsky, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date	9/5/2024